Schedule of Investments (unaudited)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc.
3.38%, 03/01/41	$407	$303,263
5.40%, 10/01/48	254	227,030
		530,293
Aerospace & Defense — 2.7%
Airbus SE, 3.95%, 04/10/47(a)	755	599,772
BAE Systems Holdings, Inc., 4.75%, 10/07/44(a)	494	446,299
BAE Systems PLC
3.00%, 09/15/50(a)	992	655,289
5.50%, 03/26/54(a)	705	697,430
5.80%, 10/11/41(a)	297	306,717
Boeing Co.(The)
3.38%, 06/15/46	515	361,435
3.50%, 03/01/39	359	292,260
3.50%, 03/01/45	180	128,599
3.55%, 03/01/38	313	261,886
3.63%, 03/01/48	520	371,608
3.65%, 03/01/47	619	448,513
3.75%, 02/01/50	1,650	1,205,667
3.83%, 03/01/59	215	149,311
3.85%, 11/01/48	690	509,559
3.90%, 05/01/49	1,083	806,434
3.95%, 08/01/59	874	626,515
5.71%, 05/01/40	2,783	2,837,244
5.81%, 05/01/50	5,433	5,378,599
5.88%, 02/15/40	387	397,019
5.93%, 05/01/60	3,257	3,223,717
6.63%, 02/15/38	636	698,953
6.86%, 05/01/54	2,198	2,479,715
6.88%, 03/15/39	349	390,518
7.01%, 05/01/64	1,585	1,811,251
Embraer Netherlands Finance BV, 5.40%, 01/09/38	370	355,570
General Dynamics Corp.
2.85%, 06/01/41	317	235,908
3.60%, 11/15/42	496	397,314
4.25%, 04/01/40	676	607,345
4.25%, 04/01/50(b)	743	626,974
General Electric Co.
4.35%, 05/01/50(b)	471	398,511
4.50%, 03/11/44	364	324,728
5.88%, 01/14/38	875	932,337
6.15%, 08/07/37	266	285,875
6.88%, 01/10/39	625	724,319
Honeywell Aerospace, Inc.
5.62%, 03/16/46(a)(b)	1,790	1,785,888
5.73%, 03/16/56(a)	2,530	2,530,982
5.85%, 03/16/66(a)	1,960	1,974,420
Howmet Aerospace, Inc., 5.95%, 02/01/37(b)	630	670,719
L3Harris Technologies, Inc.
5.05%, 04/27/45	352	329,353
5.50%, 08/15/54(b)	595	576,956
5.60%, 07/31/53	349	342,231
6.15%, 12/15/40	375	396,958
Lockheed Martin Corp.
2.80%, 06/15/50	711	449,708
3.80%, 03/01/45	1,001	796,622
4.07%, 12/15/42	1,090	924,577
4.09%, 09/15/52(b)	1,185	931,885
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$1,013	$803,818
4.30%, 06/15/62	809	634,812
4.70%, 05/15/46	1,177	1,047,249
5.20%, 02/15/55(b)	1,135	1,063,748
5.20%, 02/15/64(b)	840	771,457
5.70%, 11/15/54(b)	1,302	1,309,665
5.72%, 06/01/40(b)	220	232,343
5.90%, 11/15/63	665	685,099
Series B, 6.15%, 09/01/36(b)	485	529,498
Northrop Grumman Corp.
3.85%, 04/15/45	454	359,876
4.03%, 10/15/47	2,059	1,638,649
4.75%, 06/01/43	891	811,279
4.95%, 03/15/53	943	843,792
5.05%, 11/15/40	220	213,537
5.15%, 05/01/40(b)	537	526,517
5.20%, 06/01/54(b)	952	885,604
5.25%, 05/01/50(b)	1,063	997,157
RTX Corp.
2.82%, 09/01/51	1,016	629,985
3.03%, 03/15/52(b)	769	495,613
3.13%, 07/01/50	1,185	788,415
3.75%, 11/01/46	1,160	889,053
4.05%, 05/04/47	709	565,145
4.15%, 05/15/45	718	591,818
4.20%, 12/15/44	310	253,399
4.35%, 04/15/47	970	811,396
4.45%, 11/16/38	778	721,667
4.50%, 06/01/42	3,232	2,889,145
4.63%, 11/16/48	1,849	1,598,259
4.70%, 12/15/41	300	276,386
4.80%, 12/15/43	374	338,448
4.88%, 10/15/40	527	501,750
5.38%, 02/27/53(b)	1,140	1,084,363
5.70%, 04/15/40	505	518,487
6.05%, 06/01/36	290	311,732
6.13%, 07/15/38	520	560,283
6.40%, 03/15/54	1,803	1,970,042
		70,832,976
Agriculture — 1.3%
Altria Group, Inc.
3.40%, 02/04/41	1,716	1,308,439
3.70%, 02/04/51	1,009	701,697
3.88%, 09/16/46	1,326	988,015
4.00%, 02/04/61	983	693,984
4.25%, 08/09/42	817	672,235
4.45%, 05/06/50	578	457,322
4.50%, 05/02/43	511	429,192
5.38%, 01/31/44(b)	1,754	1,640,055
5.80%, 02/14/39	1,966	1,991,139
5.95%, 02/14/49	2,324	2,290,033
6.20%, 02/14/59(b)	293	289,481
Archer-Daniels-Midland Co.
2.70%, 09/15/51	575	350,494
3.75%, 09/15/47	314	239,649
4.02%, 04/16/43	378	313,752
4.50%, 03/15/49	514	441,678
4.54%, 03/26/42	431	386,120
5.77%, 03/01/41(c)	251	258,748
BAT Capital Corp.
3.73%, 09/25/40	307	248,151

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.98%, 09/25/50	$290	$212,465
4.39%, 08/15/37	2,477	2,266,049
4.54%, 08/15/47	2,006	1,653,347
4.76%, 09/06/49	857	722,676
5.28%, 04/02/50	395	355,537
5.65%, 03/16/52	478	450,541
6.25%, 08/15/55	410	420,359
7.08%, 08/02/43	747	832,877
7.08%, 08/02/53	908	1,023,083
Cargill, Inc.
3.13%, 05/25/51(a)	755	501,683
3.88%, 05/23/49(a)(b)	158	122,138
4.38%, 04/22/52(a)	408	334,933
4.76%, 11/23/45(a)	594	530,952
5.38%, 10/23/55(a)(b)	690	657,765
Imperial Brands Finance PLC, 6.38%, 07/01/55(a)	415	422,903
Philip Morris International, Inc.
3.88%, 08/21/42	764	623,566
4.13%, 03/04/43	768	645,861
4.25%, 11/10/44	1,114	935,123
4.38%, 11/15/41	816	716,186
4.50%, 03/20/42	557	491,066
4.88%, 11/15/43	666	607,571
6.38%, 05/16/38(b)	1,593	1,747,607
Reynolds American, Inc.
5.85%, 08/15/45	2,136	2,103,463
6.15%, 09/15/43	396	402,176
7.25%, 06/15/37	461	526,902
		33,007,013
Apparel — 0.1%
NIKE, Inc.
3.25%, 03/27/40	721	574,270
3.38%, 11/01/46	659	478,178
3.38%, 03/27/50(b)	1,304	922,728
3.63%, 05/01/43	275	216,519
3.88%, 11/01/45(b)	1,102	875,529
		3,067,224
Auto Manufacturers — 0.4%
Cummins, Inc.
2.60%, 09/01/50	644	388,751
4.88%, 10/01/43	502	473,440
5.45%, 02/20/54(b)	867	851,647
Ford Motor Co.
4.75%, 01/15/43	1,927	1,535,947
5.29%, 12/08/46(b)	999	836,962
7.40%, 11/01/46(b)	585	623,422
General Motors Co.
5.15%, 04/01/38	1,838	1,751,518
5.20%, 04/01/45	1,336	1,187,969
5.40%, 04/01/48(b)	736	662,158
5.95%, 04/01/49(b)	847	814,867
6.25%, 10/02/43	1,604	1,615,999
6.75%, 04/01/46	567	599,213
		11,341,893
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	1,569	967,371
4.15%, 05/01/52	1,007	749,474
BorgWarner, Inc., 4.38%, 03/15/45(b)	405	336,653
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$255	$172,892
5.25%, 05/15/49(b)	612	555,315
		2,781,705
Banks — 8.1%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	5,823	4,223,878
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	702	440,516
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)(d)	1,377	889,725
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	3,004	2,325,583
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	887	696,561
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,531	2,218,620
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	4,804	3,795,153
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,038	2,783,558
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	1,733	1,432,011
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	1,544	1,315,517
4.88%, 04/01/44	515	478,274
5.00%, 01/21/44	1,735	1,630,398
5.88%, 02/07/42	1,414	1,464,937
6.11%, 01/29/37	2,757	2,911,235
7.75%, 05/14/38	2,332	2,784,288
Series L, 4.75%, 04/21/45(b)	700	616,659
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	596	423,350
Bank of America N.A., 6.00%, 10/15/36	1,591	1,687,484
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	802	601,261
3.81%, 03/10/42, (1-year CMT + 1.70%)(b)(d)	2,035	1,606,747
4.95%, 01/10/47	1,056	942,844
5.25%, 08/17/45(b)	1,288	1,209,164
5.86%, 08/11/46, (1-day SOFR + 1.83%)(d)	870	868,491
6.04%, 03/12/55, (1-day SOFR + 2.42%)(d)	343	356,082
BNP Paribas SA, 2.82%, 01/26/41(a)	280	197,026
BPCE SA
3.58%, 10/19/42, (1-day SOFR + 1.95%)(a)(b)(d)	815	609,613
6.35%, 01/13/47, (1-day SOFR + 2.11%)(a)(b)(d)	790	771,899
6.92%, 01/14/46, (1-day SOFR + 2.61%)(a)(d)	565	586,241
Citigroup, Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(b)(d)	1,139	826,372
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(d)	2,370	2,058,295
4.65%, 07/30/45	806	713,437
4.75%, 05/18/46	1,923	1,638,485
5.30%, 05/06/44	680	639,420
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)(d)	1,714	1,683,392
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)(d)	1,400	1,371,749
5.88%, 01/30/42	849	875,640
6.13%, 08/25/36	788	824,498
6.68%, 09/13/43	790	857,551
6.88%, 03/05/38(b)	374	421,743
6.88%, 02/15/98	284	328,102
8.13%, 07/15/39	1,815	2,270,188

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	$217	$166,917
3.74%, 09/12/39(a)	2,515	2,073,480
3.90%, 07/12/47(a)	1,044	829,669
4.32%, 01/10/48(a)	872	701,479
5.93%, 03/14/46, (1-year CMT + 1.32%)(a)(d)	1,045	1,051,188
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,403	1,383,970
5.25%, 08/04/45	1,177	1,091,771
5.75%, 12/01/43	1,097	1,084,308
5.80%, 09/30/2110(a)(b)	195	191,337
Credit Agricole SA, 2.81%, 01/11/41(a)	540	379,527
Fifth Third Bancorp, 8.25%, 03/01/38(b)	323	391,730
Goldman Sachs Group, Inc.(The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	1,716	1,239,562
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	2,438	1,840,287
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	2,166	1,660,948
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(d)	2,112	1,854,709
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,241	1,120,176
4.75%, 10/21/45	2,005	1,771,044
4.80%, 07/08/44	2,088	1,875,530
5.15%, 05/22/45	2,103	1,921,896
5.54%, 01/21/47, (1-day SOFR + 1.32%)(d)	4,375	4,227,773
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	3,100	3,012,011
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	2,170	2,141,738
6.25%, 02/01/41	2,226	2,368,474
6.75%, 10/01/37	4,946	5,408,692
HSBC Bank USA N.A, 7.00%, 01/15/39	690	778,183
HSBC Holdings PLC
5.25%, 03/14/44(b)	1,086	1,032,012
6.10%, 01/14/42(b)	533	567,268
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	2,247	2,403,306
6.50%, 09/15/37	2,840	3,043,982
6.80%, 06/01/38	1,645	1,800,553
HSBC USA, Inc., 7.20%, 07/15/97(b)	487	563,593
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(a)(d)	1,000	862,094
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(b)(d)	1,253	1,482,286
7.80%, 11/28/53(a)	1,279	1,538,014
Series NR, 4.70%, 09/23/49(a)	25	20,633
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	1,833	1,301,054
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	1,845	1,429,895
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	2,181	1,455,849
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	2,115	1,612,484
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	2,440	1,687,647
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	2,646	2,337,912
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	1,802	1,408,738
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	3,324	2,635,601
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	1,458	1,167,490
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	$1,937	$1,607,912
4.85%, 02/01/44	1,158	1,070,038
4.95%, 06/01/45	1,814	1,668,628
5.40%, 01/06/42	1,347	1,338,471
5.50%, 10/15/40	1,179	1,203,654
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	2,535	2,522,439
5.60%, 07/15/41	1,806	1,838,917
5.63%, 08/16/43	1,393	1,402,048
6.40%, 05/15/38	2,732	3,019,533
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	854	628,325
4.34%, 01/09/48(b)	619	505,873
5.30%, 12/01/45(b)	669	622,921
5.67%, 02/10/47, (1-year CMT + 0.82%)(d)	1,245	1,222,036
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/39(b)	1,210	1,029,788
4.15%, 03/07/39(b)	684	618,865
4.29%, 07/26/38(b)	184	171,390
5.87%, 04/21/47, (1-year CMT + 0.98%)(d)	280	283,766
Mizuho Bank Ltd., 5.77%, 04/16/46(a)(b)	1,030	1,031,193
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	1,599	998,389
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	1,638	1,252,335
3.97%, 07/22/38(b)(d)	2,728	2,403,034
4.30%, 01/27/45	2,010	1,697,014
4.38%, 01/22/47	1,598	1,343,791
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,463	1,354,167
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	2,320	2,248,755
5.60%, 03/24/51, (1-day SOFR + 4.84%)(d)	1,489	1,462,852
5.90%, 03/13/47, (1-day SOFR + 1.78%)(d)	3,060	3,105,491
6.38%, 07/24/42	1,462	1,592,959
MUFG Bank Ltd., 4.70%, 03/10/44(a)	200	179,823
National Australia Bank Ltd., 2.65%, 01/14/41(a)	310	217,136
NatWest Group PLC, 5.91%, 03/03/47, (1-year CMT + 1.30%)(d)	1,175	1,150,178
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	264,108
Regions Financial Corp., 7.38%, 12/10/37	185	210,207
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(a)	200	184,970
Societe Generale SA
3.63%, 03/01/41(a)	573	417,949
4.03%, 01/21/43, (1-year CMT + 1.90%)(a)(d)	300	226,403
5.63%, 11/24/45(a)	200	185,615
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(d)	1,090	1,136,739
7.37%, 01/10/53(a)	747	799,195
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	1,307	1,210,067
5.70%, 03/26/44(a)(b)	1,536	1,492,752
5.71%, 03/05/47, (1-year CMT + 1.10%)(a)(d)	1,245	1,204,640
7.01%(a)(d)(e)	25	25,438
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	405	279,738
2.93%, 09/17/41	768	557,363
3.05%, 01/14/42	375	279,772
5.57%, 01/15/47, (1-day SOFR + 1.36%)(d)	695	683,325
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	1,145	1,129,079
5.84%, 07/09/44	850	853,876
6.18%, 07/13/43(b)	948	1,005,538
UBS AG/London, 4.50%, 06/26/48	694	599,326

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	$1,322	$987,084
4.88%, 05/15/45(b)	1,733	1,570,950
5.20%, 08/10/37, (1-day SOFR + 1.34%)(a)(d)	1,635	1,609,585
5.38%, 09/06/45, (1-year USD ICE Swap + 1.86%)(a)(d)	1,360	1,302,498
5.53%, 05/06/47, (1-day SOFR + 1.49%)(a)(d)	1,035	1,001,480
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	3,301	2,511,113
3.90%, 05/01/45	2,478	1,965,888
4.40%, 06/14/46	1,857	1,514,060
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	2,268	1,912,574
4.65%, 11/04/44	2,031	1,728,462
4.75%, 12/07/46	1,969	1,678,285
4.90%, 11/17/45	2,324	2,033,880
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	5,163	4,637,485
5.38%, 11/02/43	2,104	1,982,116
5.43%, 01/23/47, (1-day SOFR + 1.23%)(d)	3,070	2,949,054
5.61%, 01/15/44	2,613	2,521,339
5.95%, 12/01/86	566	576,959
Wells Fargo Bank NA
5.85%, 02/01/37	1,065	1,105,634
5.95%, 08/26/36	695	727,802
6.60%, 01/15/38(b)	1,575	1,730,821
Westpac Banking Corp.
2.96%, 11/16/40(b)	291	215,354
3.13%, 11/18/41(b)	554	409,376
4.42%, 07/24/39	282	253,146
		213,755,563
Beverages — 2.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	8,194	7,494,060
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/43	265	218,982
4.63%, 02/01/44	584	520,402
4.90%, 02/01/46	1,277	1,160,783
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/42	234	188,897
4.35%, 06/01/40(b)	1,065	952,107
4.38%, 04/15/38(b)	1,305	1,222,180
4.44%, 10/06/48	1,572	1,333,195
4.50%, 06/01/50(b)	820	735,242
4.60%, 04/15/48(b)	350	306,503
4.60%, 06/01/60(b)	255	205,358
4.75%, 04/15/58	435	375,527
4.95%, 01/15/42	1,520	1,435,664
5.45%, 01/23/39	3,060	3,123,107
5.55%, 01/23/49	3,988	3,931,184
5.80%, 01/23/59(b)	1,982	2,017,030
8.00%, 11/15/39	1,096	1,370,705
8.20%, 01/15/39	1,958	2,470,140
Bacardi Ltd.
5.15%, 05/15/38(a)	374	348,058
5.30%, 05/15/48(a)	553	488,492
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)	363	348,174
Brown-Forman Corp.
3.75%, 01/15/43	215	167,743
4.00%, 04/15/38	385	338,846
Security	Par (000)	Value
Beverages (continued)
4.50%, 07/15/45(b)	$420	$357,582
Coca-Cola Co.(The)
2.50%, 06/01/40	1,095	804,800
2.50%, 03/15/51	1,429	851,716
2.60%, 06/01/50	1,341	823,849
2.75%, 06/01/60	1,062	617,247
2.88%, 05/05/41	527	400,897
3.00%, 03/05/51	1,599	1,061,732
4.20%, 03/25/50	482	398,106
5.20%, 01/14/55	1,270	1,208,340
5.30%, 05/13/54	1,045	1,010,545
5.40%, 05/13/64	1,840	1,773,178
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	434	414,196
Constellation Brands, Inc.
3.75%, 05/01/50	548	401,764
4.10%, 02/15/48	489	380,710
4.50%, 05/09/47	429	355,904
5.25%, 11/15/48(b)	479	441,305
Diageo Capital PLC
3.88%, 04/29/43	513	412,547
5.88%, 09/30/36	706	749,786
Diageo Investment Corp., 4.25%, 05/11/42(b)	385	331,857
Embotelladora Andina SA, 3.95%, 01/21/50(a)	20	15,170
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	1,095	786,757
4.38%, 05/10/43	334	289,288
Heineken NV
4.00%, 10/01/42(a)(b)	456	378,672
4.35%, 03/29/47(a)	475	395,289
Keurig Dr Pepper, Inc.
3.35%, 03/15/51	427	278,846
3.80%, 05/01/50	677	482,089
4.42%, 12/15/46	339	272,899
4.50%, 11/15/45	635	523,900
4.50%, 04/15/52	1,126	896,763
5.09%, 05/25/48	355	312,636
Maple Parent Holdings Corp., 6.63%, 03/26/56(a)	490	510,591
Molson Coors Beverage Co.
4.20%, 07/15/46	1,575	1,261,764
5.00%, 05/01/42	1,043	958,786
PepsiCo, Inc.
2.63%, 10/21/41	1,157	830,993
2.75%, 10/21/51	711	440,890
2.88%, 10/15/49	925	602,566
3.38%, 07/29/49	386	275,695
3.45%, 10/06/46	757	564,234
3.50%, 03/19/40	290	241,813
3.60%, 08/13/42	500	400,626
3.63%, 03/19/50	814	605,099
3.88%, 03/19/60	539	399,202
4.00%, 03/05/42	429	365,522
4.00%, 05/02/47	545	439,529
4.20%, 07/18/52	765	622,391
4.25%, 10/22/44(b)	280	239,490
4.45%, 04/14/46	1,054	917,390
4.60%, 07/17/45	285	254,373
4.65%, 02/15/53	364	319,791
4.88%, 11/01/40	488	469,303
5.25%, 07/17/54	535	515,030
5.50%, 01/15/40(b)	505	519,418

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)(b)	$304	$180,019
Pernod Ricard SA, 5.50%, 01/15/42(a)	763	738,058
		60,853,322
Biotechnology — 1.7%
Amgen, Inc.
2.77%, 09/01/53	710	423,029
2.80%, 08/15/41	377	272,864
3.00%, 01/15/52(b)	503	326,281
3.15%, 02/21/40	1,519	1,183,129
3.38%, 02/21/50	1,073	757,334
4.20%, 02/22/52	794	622,359
4.40%, 05/01/45	1,985	1,681,205
4.40%, 02/22/62	1,214	950,251
4.56%, 06/15/48	1,282	1,084,719
4.66%, 06/15/51	3,217	2,729,847
4.88%, 03/01/53	1,195	1,041,019
4.95%, 10/01/41	453	423,091
5.15%, 11/15/41	546	519,497
5.50%, 02/19/46	1,145	1,109,369
5.60%, 03/02/43	2,427	2,408,906
5.65%, 06/15/42	721	718,024
5.65%, 03/02/53	3,902	3,793,442
5.65%, 02/19/56	650	633,606
5.75%, 03/15/40	389	400,224
5.75%, 03/02/63	2,695	2,615,961
6.38%, 06/01/37	521	568,760
6.40%, 02/01/39	365	394,142
6.90%, 06/01/38(b)	215	240,060
Baxalta, Inc., 5.25%, 06/23/45	395	370,330
Biogen, Inc.
3.15%, 05/01/50	1,301	842,860
3.25%, 02/15/51	606	396,307
5.20%, 09/15/45	1,078	995,223
6.45%, 05/15/55	580	616,820
CSL Finance PLC
4.63%, 04/27/42(a)	355	313,622
4.75%, 04/27/52(a)	904	769,688
4.95%, 04/27/62(a)(b)	809	687,615
5.42%, 04/03/54(a)(b)	610	573,478
Gilead Sciences, Inc.
2.60%, 10/01/40	1,109	807,527
2.80%, 10/01/50(b)	1,194	754,026
4.00%, 09/01/36(b)	735	675,710
4.15%, 03/01/47	1,501	1,227,913
4.50%, 02/01/45	1,489	1,299,377
4.75%, 03/01/46	2,131	1,914,556
4.80%, 04/01/44	1,704	1,553,128
5.50%, 11/15/54	840	821,727
5.55%, 10/15/53(b)	834	822,683
5.60%, 11/15/64	945	929,827
5.65%, 12/01/41	888	907,227
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	566	344,120
Royalty Pharma PLC
3.30%, 09/02/40(b)	1,168	904,798
3.35%, 09/02/51	556	371,617
3.55%, 09/02/50	798	556,330
5.90%, 09/02/54	477	471,956
Security	Par (000)	Value
Biotechnology (continued)
5.95%, 09/25/55	$410	$409,345
		45,234,929
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/46	420	365,973
7.13%, 07/15/36	410	463,518
Carlisle Companies, Inc., 5.55%, 09/15/40	240	239,023
Carrier Global Corp.
3.38%, 04/05/40	1,424	1,140,813
3.58%, 04/05/50	1,381	1,008,565
6.20%, 03/15/54(b)	520	555,332
CRH America Finance, Inc.
4.40%, 05/09/47(a)	360	299,835
4.50%, 04/04/48(a)(b)	690	578,402
5.60%, 02/09/56	420	409,704
5.88%, 01/09/55	430	433,133
CRH America, Inc., 5.13%, 05/18/45(a)	356	328,561
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(b)	276	220,984
Johnson Controls International PLC
4.50%, 02/15/47	483	410,910
4.63%, 07/02/44	316	278,486
4.95%, 07/02/64(c)	396	342,422
Martin Marietta Materials, Inc.
3.20%, 07/15/51(b)	797	528,446
4.25%, 12/15/47	624	507,444
5.50%, 12/01/54(b)	602	579,766
Masco Corp.
3.13%, 02/15/51(b)	211	136,513
4.50%, 05/15/47(b)	467	387,453
Owens Corning
4.30%, 07/15/47	599	483,671
4.40%, 01/30/48	389	319,424
5.95%, 06/15/54(b)	545	547,667
7.00%, 12/01/36(b)	446	501,222
Trane Technologies Financing Ltd.
4.50%, 03/21/49	423	361,675
4.65%, 11/01/44	222	197,888
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	248	205,042
5.75%, 06/15/43	418	431,277
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	232,552
Vulcan Materials Co.
4.50%, 06/15/47	650	553,045
4.70%, 03/01/48	492	428,094
5.70%, 12/01/54(b)	615	608,024
		14,084,864
Chemicals — 1.2%
Air Liquide Finance SA, 3.50%, 09/27/46(a)(b)	615	464,755
Air Products and Chemicals, Inc.
2.70%, 05/15/40	678	502,671
2.80%, 05/15/50	891	559,315
CF Industries, Inc.
4.95%, 06/01/43	664	604,110
5.38%, 03/15/44	664	629,819
Dow Chemical Co.(The)
3.60%, 11/15/50	891	593,226
4.38%, 11/15/42	1,394	1,129,832
4.63%, 10/01/44	686	560,635

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.80%, 05/15/49	$775	$621,577
5.25%, 11/15/41	704	638,003
5.55%, 11/30/48	939	833,968
5.60%, 02/15/54(b)	550	490,242
5.95%, 03/15/55(b)	550	512,553
6.90%, 05/15/53(b)	945	992,362
9.40%, 05/15/39	541	701,426
DuPont de Nemours, Inc.
5.32%, 11/15/38	893	882,979
5.42%, 11/15/48	631	596,881
Eastman Chemical Co.
4.65%, 10/15/44(b)	926	791,009
4.80%, 09/01/42	375	332,999
Ecolab, Inc.
2.13%, 08/15/50(b)	397	215,904
2.70%, 12/15/51	785	479,399
2.75%, 08/18/55	627	373,193
3.95%, 12/01/47(b)	481	382,335
5.50%, 12/08/41(b)	319	321,739
International Flavors & Fragrances, Inc.
3.27%, 11/15/40(a)	354	268,196
3.47%, 12/01/50(a)(b)	937	644,247
4.38%, 06/01/47	280	225,893
5.00%, 09/26/48	565	498,861
Linde, Inc./CT
2.00%, 08/10/50	219	118,095
3.55%, 11/07/42	625	499,996
LYB International Finance BV
4.88%, 03/15/44(b)	904	766,006
5.25%, 07/15/43	727	643,315
LYB International Finance III LLC
3.38%, 10/01/40	793	587,559
3.63%, 04/01/51(b)	988	655,154
3.80%, 10/01/60	648	413,660
4.20%, 10/15/49	891	652,951
4.20%, 05/01/50	970	709,212
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	859	666,351
Mosaic Co.(The)
4.88%, 11/15/41(b)	280	250,360
5.63%, 11/15/43(b)	535	507,968
Nutrien Ltd.
3.95%, 05/13/50(b)	501	375,880
4.90%, 06/01/43	485	436,866
5.00%, 04/01/49	554	494,004
5.25%, 01/15/45	373	349,237
5.63%, 12/01/40	311	308,925
5.80%, 03/27/53(b)	693	688,229
5.88%, 12/01/36	702	729,720
6.13%, 01/15/41	289	304,545
OCP SA, 7.50%, 05/02/54(a)	82	87,742
PPG Industries, Inc., 5.50%, 11/15/40	210	207,962
RPM International, Inc.
4.25%, 01/15/48	280	224,512
5.25%, 06/01/45	289	269,250
Sherwin-Williams Co.(The)
2.90%, 03/15/52	418	257,771
3.30%, 05/15/50	393	265,837
3.80%, 08/15/49	486	364,518
4.00%, 12/15/42	244	197,367
4.50%, 06/01/47	1,279	1,075,946
4.55%, 08/01/45	418	357,158
Security	Par (000)	Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	$596	$407,630
4.25%, 01/22/50(a)	380	300,947
Westlake Corp.
2.88%, 08/15/41	284	195,873
3.13%, 08/15/51	464	285,785
3.38%, 08/15/61(b)	681	412,608
4.38%, 11/15/47(b)	408	318,613
5.00%, 08/15/46(b)	690	596,023
6.38%, 11/15/55(b)	600	599,534
		32,431,238
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	175	155,438
American University (The), Series 2019, 3.67%, 04/01/49	330	247,066
Brown University, Series A, 2.92%, 09/01/50	363	237,041
California Endowment (The), Series 2021, 2.50%, 04/01/51	230	130,974
California Institute of Technology
3.65%, 09/01/2119	327	205,534
4.32%, 08/01/45(b)	418	359,674
4.70%, 11/01/2111	310	245,157
Case Western Reserve University, 5.41%, 06/01/2122	215	192,704
Claremont Mckenna College, 3.78%, 01/01/2122	195	124,183
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)	440	359,352
5.63%, 09/25/48(a)	1,311	1,217,877
6.85%, 07/02/37(a)(b)	1,655	1,790,732
Duke University
3.20%, 10/01/38(b)	160	130,360
3.30%, 10/01/46	190	138,297
Series 2020, 2.68%, 10/01/44	312	229,174
Series 2020, 2.76%, 10/01/50(b)	174	110,902
Series 2020, 2.83%, 10/01/55	447	278,009
Emory University, Series 2020, 2.97%, 09/01/50(b)	226	147,435
Equifax, Inc., 7.00%, 07/01/37	190	211,951
ERAC USA Finance LLC
4.20%, 11/01/46(a)	868	707,110
4.50%, 02/15/45(a)	351	301,451
5.40%, 05/01/53(a)(b)	950	903,047
5.63%, 03/15/42(a)	457	454,017
7.00%, 10/15/37(a)	1,495	1,699,004
Ford Foundation(The)
Series 2017, 3.86%, 06/01/47	301	239,547
Series 2020, 2.42%, 06/01/50(b)	359	210,254
Series 2020, 2.82%, 06/01/70(b)	480	266,768
George Washington University(The)
4.87%, 09/15/45	392	354,675
Series 2014, 4.30%, 09/15/44	252	212,804
Series 2016, 3.55%, 09/15/46	474	353,115
Series 2018, 4.13%, 09/15/48	382	306,323
Georgetown University(The)
5.12%, 04/01/53(b)	235	215,458
Series 20A, 2.94%, 04/01/50	306	196,024
Series A, 5.22%, 10/01/2118	195	169,503
Series B, 4.32%, 04/01/49(b)	242	199,084

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Global Payments, Inc.
4.15%, 08/15/49	$615	$451,462
5.95%, 08/15/52(b)	615	582,999
Howard University, 5.21%, 10/01/52	225	184,831
ITR Concession Co. LLC, 5.28%, 07/15/40(a)	30	27,739
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	241	192,714
Series A, 2.81%, 01/01/60	280	162,020
Leland Stanford Junior University(The)
2.41%, 06/01/50	438	259,541
3.46%, 05/01/47	190	140,198
3.65%, 05/01/48(b)	617	479,225
Massachusetts Institute of Technology
3.07%, 04/01/52	355	237,455
3.89%, 07/01/2116(b)	370	247,331
3.96%, 07/01/38	189	172,402
4.68%, 07/01/2114	474	391,245
5.60%, 07/01/2111	702	687,082
5.62%, 06/01/55(b)	590	601,807
Series F, 2.99%, 07/01/50	254	169,251
Series G, 2.29%, 07/01/51	551	312,038
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	193	143,375
Moody's Corp.
2.55%, 08/18/60(b)	266	133,889
2.75%, 08/19/41	440	313,789
3.10%, 11/29/61	452	269,154
3.25%, 05/20/50	354	237,068
3.75%, 02/25/52(b)	517	378,278
4.88%, 12/17/48	354	314,888
5.25%, 07/15/44	495	468,474
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	287	222,581
Northeastern University, Series 2020, 2.89%, 10/01/50	215	140,156
Northwestern University
3.69%, 12/01/38(b)	165	145,937
3.87%, 12/01/48	190	150,873
4.64%, 12/01/44(b)	190	176,728
Series 2017, 3.66%, 12/01/57	247	179,018
Series 2020, 2.64%, 12/01/50	192	117,121
PayPal Holdings, Inc.
3.25%, 06/01/50(b)	1,034	676,800
5.05%, 06/01/52(b)	906	782,752
5.25%, 06/01/62	456	399,522
5.50%, 06/01/54(b)	295	271,493
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)	640	590,144
President and Fellows of Harvard College
2.52%, 10/15/50	439	265,599
3.15%, 07/15/46(b)	345	250,764
3.30%, 07/15/56	519	353,316
3.62%, 10/01/37	267	234,874
3.75%, 11/15/52	394	300,642
4.88%, 10/15/40	115	112,349
6.50%, 01/15/39(a)	200	222,901
Quanta Services, Inc., 3.05%, 10/01/41	1,563	1,156,402
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50(b)	747	450,505
S&P Global, Inc.
2.30%, 08/15/60	595	294,018
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 12/01/49(b)	$425	$293,823
3.70%, 03/01/52	767	570,231
3.90%, 03/01/62	491	357,495
4.50%, 05/15/48(b)	395	330,227
6.55%, 11/15/37	170	187,935
Thomas Jefferson University, 3.85%, 11/01/57(b)	163	115,636
TR Finance LLC
5.65%, 11/23/43(b)	210	207,149
5.85%, 04/15/40	335	336,917
Trustees of Boston College
3.13%, 07/01/52	192	130,509
3.99%, 07/01/47	230	195,473
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	185	138,721
Trustees of Princeton University(The)
4.20%, 03/01/52(b)	195	157,654
5.70%, 03/01/39	254	268,684
Series 2020, 2.52%, 07/01/50(b)	290	177,173
Trustees of the University of Pennsylvania(The)
3.61%, 02/15/2119(b)	214	130,358
4.67%, 09/01/2112	205	164,902
Series 2020, 2.40%, 10/01/50	190	110,505
Trustees of Tufts College
3.10%, 08/15/51(b)	165	106,501
Series 2012, 5.02%, 04/15/2112	195	166,111
University of Chicago(The)
3.00%, 10/01/52(b)	40	27,072
4.00%, 10/01/53	345	270,342
Series 20B, 2.76%, 04/01/45(b)	190	149,024
Series C, 2.55%, 04/01/50(b)	380	249,901
University of Miami, 4.06%, 04/01/52(b)	340	262,472
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	427	323,076
Series 2017, 3.39%, 02/15/48(b)	193	139,617
University of Southern California
2.81%, 10/01/50	171	108,564
3.03%, 10/01/39	152	121,925
4.98%, 10/01/53	365	333,531
5.25%, 10/01/2111(b)	212	190,780
Series 2017, 3.84%, 10/01/47(b)	142	112,098
Series 21A, 2.95%, 10/01/51	414	268,635
Series A, 3.23%, 10/01/2120(b)	220	122,697
Verisk Analytics, Inc.
3.63%, 05/15/50	450	318,861
5.50%, 06/15/45(b)	253	240,643
Washington University(The)
3.52%, 04/15/54(b)	325	234,755
4.35%, 04/15/2122	337	252,010
Wesleyan University, 4.78%, 07/01/2116(b)	181	141,222
William Marsh Rice University
3.57%, 05/15/45	323	254,963
3.77%, 05/15/55	225	167,748
Yale University, Series 2020, 2.40%, 04/15/50(b)	261	155,353
		36,944,087
Computers — 1.7%
Apple, Inc.
2.38%, 02/08/41	1,300	926,117
2.40%, 08/20/50	1,330	776,897
2.55%, 08/20/60	1,949	1,064,253
2.65%, 05/11/50	2,565	1,588,470
2.65%, 02/08/51	2,769	1,698,159

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.70%, 08/05/51	$1,336	$826,168
2.80%, 02/08/61	1,220	704,923
2.85%, 08/05/61(b)	1,320	771,935
2.95%, 09/11/49	1,298	861,778
3.45%, 02/09/45	1,820	1,401,031
3.75%, 09/12/47	810	632,052
3.75%, 11/13/47	1,117	870,561
3.85%, 05/04/43	2,969	2,474,410
3.85%, 08/04/46	1,891	1,517,451
3.95%, 08/08/52	1,715	1,342,556
4.10%, 08/08/62	1,145	886,120
4.25%, 02/09/47	795	673,104
4.38%, 05/13/45	1,762	1,548,179
4.45%, 05/06/44(b)	927	828,571
4.65%, 02/23/46	3,648	3,299,015
4.85%, 05/10/53(b)	1,041	966,353
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,300	997,247
3.45%, 12/15/51(b)	424	297,002
8.10%, 07/15/36	816	979,208
8.35%, 07/15/46	515	651,527
Dell, Inc.
5.40%, 09/10/40(b)	258	253,648
6.50%, 04/15/38	195	211,549
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,350	1,245,137
6.35%, 10/15/45	1,298	1,331,399
HP, Inc., 6.00%, 09/15/41(b)	1,052	1,079,048
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	990	924,691
5.30%, 02/05/54	1,313	1,189,135
International Business Machines Corp.
2.85%, 05/15/40	654	479,873
2.95%, 05/15/50(b)	672	420,052
3.43%, 02/09/52	641	429,417
4.00%, 06/20/42	944	776,978
4.15%, 05/15/39	2,156	1,888,819
4.25%, 05/15/49(b)	2,798	2,203,238
4.70%, 02/19/46(b)	562	484,930
4.90%, 07/27/52	645	550,843
5.10%, 02/06/53(b)	566	504,322
5.60%, 11/30/39(b)	890	911,432
5.70%, 02/10/55(b)	940	902,875
5.80%, 02/03/56(b)	400	390,733
7.13%, 12/01/96	662	758,484
Kyndryl Holdings, Inc., 4.10%, 10/15/41(b)	381	275,208
		45,794,898
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47	424	328,669
4.00%, 08/15/45(b)	559	471,314
Estee Lauder Companies, Inc.(The)
3.13%, 12/01/49	597	396,182
3.70%, 08/15/42	174	134,904
4.15%, 03/15/47	323	257,856
4.38%, 06/15/45	476	398,410
5.15%, 05/15/53	475	428,911
6.00%, 05/15/37	485	516,007
Haleon U.S. Capital LLC, 4.00%, 03/24/52(b)	837	649,233
Kenvue, Inc.
5.05%, 03/22/53(b)	1,300	1,186,692
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.10%, 03/22/43	$730	$696,682
5.20%, 03/22/63(b)	1,020	924,007
Procter & Gamble Co.(The)
3.50%, 10/25/47	350	265,550
3.55%, 03/25/40	686	585,964
3.60%, 03/25/50	273	209,404
5.55%, 03/05/37	675	718,619
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	536	330,702
		8,499,106
Distribution & Wholesale — 0.1%
WW Grainger, Inc.
3.75%, 05/15/46(b)	390	304,969
4.20%, 05/15/47	367	303,669
4.60%, 06/15/45	837	747,160
		1,355,798
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,637	1,323,958
American Express Co., 4.05%, 12/03/42	381	320,775
Apollo Global Management, Inc., 5.80%, 05/21/54(b)	737	712,627
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	472	322,433
Ares Management Corp., 5.60%, 10/11/54	715	652,268
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	523	313,786
2.85%, 08/05/51(a)(b)	445	267,953
3.20%, 01/30/52(a)(b)	1,038	676,919
3.50%, 09/10/49(a)(b)	423	292,846
4.00%, 10/02/47(a)(b)	440	338,962
4.45%, 07/15/45(a)(b)	365	302,082
5.00%, 06/15/44(a)	256	231,823
6.25%, 08/15/42(a)(b)	260	265,382
Blue Owl Finance LLC, 4.13%, 10/07/51(b)	190	130,797
Brookfield Asset Management Ltd., 6.08%, 09/15/55	730	738,358
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	640	436,971
Brookfield Finance, Inc.
3.50%, 03/30/51	658	452,870
3.63%, 02/15/52	348	242,119
4.70%, 09/20/47	850	723,101
5.97%, 03/04/54	890	883,499
CI Financial Corp., 4.10%, 06/15/51(b)	340	229,253
CME Group, Inc.
4.15%, 06/15/48(b)	917	765,717
5.30%, 09/15/43	826	820,157
FMR LLC
5.15%, 02/01/43(a)	410	382,934
6.45%, 11/15/39(a)	510	552,580
6.50%, 12/14/40(a)	467	509,331
Franklin Resources, Inc., 2.95%, 08/12/51	395	246,977
Invesco Finance PLC, 5.38%, 11/30/43	498	475,489
Jefferies Financial Group, Inc.
6.50%, 01/20/43(b)	417	420,639
6.63%, 10/23/43(b)	293	303,164
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	521	490,083
Legg Mason, Inc., 5.63%, 01/15/44(b)	635	626,924
LSEGA Financing PLC, 3.20%, 04/06/41(a)	820	620,262

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 03/15/51	$343	$222,904
3.65%, 06/01/49	859	644,548
3.80%, 11/21/46	412	324,114
3.85%, 03/26/50	1,771	1,375,618
3.95%, 02/26/48	524	414,872
Nasdaq, Inc.
2.50%, 12/21/40	819	578,346
3.25%, 04/28/50(b)	872	591,797
3.95%, 03/07/52	406	305,473
5.95%, 08/15/53	700	713,174
6.10%, 06/28/63	1,030	1,058,053
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	346	295,150
Raymond James Financial, Inc.
3.75%, 04/01/51	941	682,222
4.95%, 07/15/46	910	818,734
5.65%, 09/11/55(b)	895	866,604
Visa, Inc.
2.00%, 08/15/50(b)	1,517	812,484
2.70%, 04/15/40	1,072	814,709
3.65%, 09/15/47	615	473,805
4.30%, 12/14/45	3,095	2,668,228
Voya Financial, Inc.
4.80%, 06/15/46(b)	304	265,039
5.70%, 07/15/43(b)	467	459,979
Western Union Co.(The)
6.20%, 11/17/36(b)	449	467,828
6.20%, 06/21/40	199	199,522
		31,126,242
Electric — 13.5%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(a)	937	645,470
4.00%, 10/03/49(a)	633	490,217
4.75%, 03/09/37(a)	655	621,139
6.50%, 10/27/36(a)	1,015	1,119,182
AEP Texas, Inc.
3.45%, 05/15/51	318	214,032
3.80%, 10/01/47	378	280,723
5.25%, 05/15/52	395	356,774
5.85%, 10/15/55	655	640,950
Series G, 4.15%, 05/01/49	381	291,811
Series H, 3.45%, 01/15/50	537	366,078
AEP Transmission Co. LLC
3.15%, 09/15/49	500	332,328
3.75%, 12/01/47	634	479,817
3.80%, 06/15/49(b)	489	365,281
4.00%, 12/01/46	535	426,143
4.25%, 09/15/48	516	422,149
4.50%, 06/15/52	490	407,278
5.40%, 03/15/53(b)	515	491,887
Series M, 3.65%, 04/01/50	662	483,879
Series N, 2.75%, 08/15/51	381	231,884
Alabama Power Co.
3.00%, 03/15/52	584	373,769
3.13%, 07/15/51(b)	473	310,744
3.45%, 10/01/49	625	442,776
3.75%, 03/01/45	658	510,457
3.85%, 12/01/42	315	255,960
4.10%, 01/15/42(b)	230	191,407
4.15%, 08/15/44	314	260,008
Security	Par (000)	Value
Electric (continued)
4.30%, 01/02/46	$435	$363,196
5.50%, 03/15/41	203	201,046
6.00%, 03/01/39	452	478,281
6.13%, 05/15/38	420	449,585
Series 11-C, 5.20%, 06/01/41(b)	195	189,468
Series A, 4.30%, 07/15/48	549	450,005
Series B, 3.70%, 12/01/47	585	438,087
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	904	711,954
Ameren Illinois Co.
2.90%, 06/15/51	256	160,128
3.25%, 03/15/50	162	109,912
3.70%, 12/01/47	622	467,932
4.15%, 03/15/46	400	325,624
4.30%, 07/01/44(b)	200	166,019
4.50%, 03/15/49	513	432,343
4.80%, 12/15/43	180	160,753
5.55%, 07/01/54	650	631,131
5.63%, 03/01/55(b)	675	662,934
5.90%, 12/01/52	198	202,019
American Electric Power Co., Inc., 3.25%, 03/01/50(b)	402	270,187
American Transmission Systems, Inc., 5.00%, 09/01/44(a)	261	237,070
Appalachian Power Co.
4.40%, 05/15/44	188	156,661
4.45%, 06/01/45	246	204,131
7.00%, 04/01/38	429	479,920
Series P, 6.70%, 08/15/37	295	321,240
Series Y, 4.50%, 03/01/49	490	402,847
Series Z, 3.70%, 05/01/50	500	358,463
Arizona Public Service Co.
2.65%, 09/15/50(b)	595	355,795
3.35%, 05/15/50	490	332,075
3.50%, 12/01/49(b)	427	299,875
3.75%, 05/15/46	363	273,402
4.20%, 08/15/48	372	293,541
4.25%, 03/01/49	123	96,773
4.35%, 11/15/45	389	318,009
4.50%, 04/01/42	176	153,324
4.70%, 01/15/44(b)	215	181,469
5.05%, 09/01/41	421	391,276
5.90%, 08/15/55	485	486,066
Atlantica Transmision Sur SA, 6.88%, 04/30/43(a)	175	185,365
Avista Corp.
4.00%, 04/01/52(b)	208	155,094
4.35%, 06/01/48	501	406,345
Baltimore Gas and Electric Co.
2.90%, 06/15/50(b)	678	426,638
3.20%, 09/15/49	620	413,593
3.50%, 08/15/46	739	536,764
3.75%, 08/15/47	535	402,865
4.25%, 09/15/48	430	347,046
4.55%, 06/01/52	641	532,923
5.40%, 06/01/53	759	720,125
5.65%, 06/01/54(b)	465	454,763
6.05%, 06/01/56	695	715,849
6.35%, 10/01/36	275	298,312
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	377	320,949
5.85%, 10/15/55(a)(b)	350	346,591

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	$1,669	$1,022,583
3.80%, 07/15/48	862	647,023
4.25%, 10/15/50	1,003	795,801
4.45%, 01/15/49	1,028	844,885
4.50%, 02/01/45	591	509,058
4.60%, 05/01/53(b)	1,124	938,757
5.15%, 11/15/43(b)	658	625,081
5.95%, 05/15/37(b)	524	555,094
Black Hills Corp.
3.88%, 10/15/49	287	210,727
4.20%, 09/15/46	430	340,430
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	0 (f)	320
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	182	167,768
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	413	324,421
3.60%, 03/01/52	289	208,008
3.95%, 03/01/48	556	437,676
4.50%, 04/01/44(b)	442	386,065
5.30%, 04/01/53(b)	215	203,468
Series AC, 4.25%, 02/01/49	50	40,571
Series AD, 2.90%, 07/01/50	766	488,586
Series AF, 3.35%, 04/01/51	832	577,474
Series AJ, 4.85%, 10/01/52	192	170,741
CEZ A/S, 5.63%, 04/03/42(a)	463	424,164
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	349	296,606
Cleco Power LLC, 6.00%, 12/01/40	185	190,474
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	216	223,087
CMS Energy Corp.
4.70%, 03/31/43	195	166,884
4.88%, 03/01/44	251	221,432
Comision Federal de Electricidad
4.68%, 02/09/51(a)	542	387,968
5.75%, 02/14/42(a)(b)	731	652,893
6.13%, 06/16/45(a)(b)	515	463,861
6.26%, 02/15/52(a)	390	347,820
6.50%, 01/28/51(a)	96	93,351
Commonwealth Edison Co.
3.00%, 03/01/50	773	501,413
3.65%, 06/15/46	855	645,581
3.70%, 03/01/45	333	257,063
3.80%, 10/01/42	500	402,779
4.00%, 03/01/48	951	746,196
4.00%, 03/01/49	533	415,487
4.35%, 11/15/45	323	271,887
4.60%, 08/15/43	305	268,886
4.70%, 01/15/44	382	339,518
5.30%, 02/01/53	614	573,806
5.65%, 06/01/54	515	504,376
5.85%, 06/01/56	655	658,829
5.95%, 06/01/55	800	814,949
6.45%, 01/15/38	344	377,877
Series 123, 3.75%, 08/15/47	822	621,358
Series 127, 3.20%, 11/15/49	510	342,638
Series 130, 3.13%, 03/15/51(b)	359	235,771
Series 131, 2.75%, 09/01/51	510	307,835
Series 133, 3.85%, 03/15/52	480	356,289
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co.(The)
4.00%, 04/01/48	$917	$726,427
4.30%, 04/15/44	399	336,599
5.25%, 01/15/53	606	566,356
6.35%, 06/01/36(b)	150	160,892
Series A, 4.15%, 06/01/45	317	260,350
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51	788	523,480
3.60%, 06/15/61(b)	928	625,925
3.70%, 11/15/59	422	292,690
3.85%, 06/15/46	587	455,009
3.95%, 03/01/43	507	414,699
4.45%, 03/15/44	746	643,656
4.50%, 12/01/45	516	441,162
4.50%, 05/15/58	429	347,132
4.63%, 12/01/54	963	804,459
5.50%, 03/15/55	25	23,891
5.70%, 06/15/40	250	256,350
5.70%, 05/15/54	968	957,446
5.75%, 11/15/55(b)	1,150	1,138,236
5.90%, 11/15/53	1,020	1,032,906
6.15%, 11/15/52	415	434,030
Series 06-B, 6.20%, 06/15/36	285	307,113
Series 06-E, 5.70%, 12/01/36(b)	592	606,197
Series 07-A, 6.30%, 08/15/37	374	403,827
Series 08-B, 6.75%, 04/01/38(b)	510	574,678
Series 09-C, 5.50%, 12/01/39	410	412,586
Series 12-A, 4.20%, 03/15/42	323	273,984
Series 2017, 3.88%, 06/15/47	590	454,899
Series 20B, 3.95%, 04/01/50	983	766,794
Series A, 4.13%, 05/15/49	861	682,473
Series C, 3.00%, 12/01/60	275	161,987
Series C, 4.00%, 11/15/57	219	161,468
Series C, 4.30%, 12/01/56	223	175,034
Series E, 4.65%, 12/01/48	684	586,680
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)	572	556,174
Constellation Energy Generation LLC
5.60%, 06/15/42	504	498,491
5.75%, 10/01/41(b)	355	356,779
5.75%, 03/15/54(b)	920	905,003
5.88%, 01/15/66	785	764,961
6.25%, 10/01/39	727	767,762
6.50%, 10/01/53	869	931,078
Consumers Energy Co.
3.10%, 08/15/50	662	438,320
3.25%, 08/15/46	515	367,734
3.50%, 08/01/51	246	175,671
3.75%, 02/15/50	205	153,204
3.95%, 05/15/43(b)	329	267,785
3.95%, 07/15/47	320	251,656
4.05%, 05/15/48(b)	636	505,581
4.10%, 11/15/45	205	165,359
4.20%, 09/01/52	345	274,602
4.35%, 04/15/49	539	444,870
4.35%, 08/31/64	576	444,247
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	1,480	1,510,665
Dayton Power & Light Co. (The), 3.95%, 06/15/49	458	344,564

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Delmarva Power & Light Co.
4.00%, 06/01/42	$208	$169,957
4.15%, 05/15/45	271	221,363
Dominion Energy South Carolina, Inc.
4.60%, 06/15/43	363	323,017
5.10%, 06/01/65	551	494,576
5.45%, 02/01/41(b)	302	302,401
6.05%, 01/15/38	458	488,175
6.25%, 10/15/53	590	634,225
Dominion Energy, Inc.
4.70%, 12/01/44	377	328,665
4.85%, 08/15/52	725	626,111
7.00%, 06/15/38	323	364,821
Series A, 4.60%, 03/15/49	381	317,913
Series B, 3.30%, 04/15/41	307	232,649
Series C, 4.05%, 09/15/42	334	271,882
Series C, 4.90%, 08/01/41	442	406,799
DTE Electric Co.
2.95%, 03/01/50	855	555,315
3.70%, 03/15/45	442	343,869
3.70%, 06/01/46	369	279,906
3.75%, 08/15/47	505	384,714
3.95%, 06/15/42	185	150,201
3.95%, 03/01/49	606	469,660
4.30%, 07/01/44	298	251,259
5.40%, 04/01/53(b)	436	417,591
5.70%, 10/01/37(b)	188	193,741
5.85%, 05/15/55	530	538,381
Series A, 4.00%, 04/01/43(b)	281	230,785
Series A, 4.05%, 05/15/48	435	344,288
Series A, 6.63%, 06/01/36	165	182,335
Series B, 3.25%, 04/01/51(b)	317	213,186
Series B, 3.65%, 03/01/52	315	228,756
Series B, 5.55%, 03/01/56	745	726,429
Duke Energy Carolinas LLC
3.20%, 08/15/49	936	632,073
3.45%, 04/15/51	677	474,609
3.55%, 03/15/52	583	414,837
3.70%, 12/01/47	587	441,349
3.75%, 06/01/45	282	218,206
3.88%, 03/15/46	526	410,755
3.95%, 03/15/48	718	558,661
4.00%, 09/30/42	573	474,839
4.25%, 12/15/41	614	534,077
5.30%, 02/15/40	800	794,766
5.35%, 01/15/53	988	933,761
5.40%, 01/15/54(b)	1,007	961,130
6.00%, 01/15/38	536	568,709
6.05%, 04/15/38	614	654,816
6.10%, 06/01/37	422	449,457
Duke Energy Corp.
3.30%, 06/15/41	666	505,500
3.50%, 06/15/51	876	597,271
3.75%, 09/01/46	1,538	1,152,043
3.95%, 08/15/47(b)	606	460,441
4.20%, 06/15/49	588	458,101
4.80%, 12/15/45(b)	501	438,907
5.00%, 08/15/52	1,275	1,108,169
5.70%, 09/15/55(b)	800	767,595
5.80%, 06/15/54	775	753,711
6.10%, 09/15/53	808	819,876
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida LLC
3.00%, 12/15/51	$723	$462,652
3.40%, 10/01/46	513	370,489
3.85%, 11/15/42	355	290,188
4.20%, 07/15/48	474	379,443
5.65%, 04/01/40	261	265,492
5.95%, 11/15/52	300	306,607
6.20%, 11/15/53	545	576,536
6.35%, 09/15/37	429	465,907
6.40%, 06/15/38	814	889,706
Duke Energy Indiana LLC
2.75%, 04/01/50	523	321,042
3.75%, 05/15/46	541	414,104
5.40%, 04/01/53	645	610,141
5.90%, 05/15/55	415	419,044
6.35%, 08/15/38	400	436,893
6.45%, 04/01/39	385	422,749
Series UUU, 4.20%, 03/15/42	184	155,686
Series WWW, 4.90%, 07/15/43	336	308,603
Series YYY, 3.25%, 10/01/49	751	512,424
Duke Energy Ohio, Inc.
3.70%, 06/15/46	289	218,884
4.30%, 02/01/49	564	454,519
5.55%, 03/15/54	545	524,714
5.65%, 04/01/53	475	463,070
Duke Energy Progress LLC
2.50%, 08/15/50	835	483,600
2.90%, 08/15/51	574	357,176
3.60%, 09/15/47	516	380,789
3.70%, 10/15/46	689	519,780
4.00%, 04/01/52	468	357,438
4.10%, 05/15/42	487	409,586
4.10%, 03/15/43	461	384,574
4.15%, 12/01/44	493	404,523
4.20%, 08/15/45	660	543,232
4.38%, 03/30/44	351	297,692
5.35%, 03/15/53	595	561,314
5.55%, 03/15/55	830	807,091
6.30%, 04/01/38(b)	263	284,904
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	816	900,634
El Paso Electric Co., 5.00%, 12/01/44(b)	198	169,595
Electricite de France SA
4.88%, 09/21/38(a)	541	502,235
4.88%, 01/22/44(a)	908	800,663
4.95%, 10/13/45(a)	1,051	918,822
5.00%, 09/21/48(a)	1,214	1,040,482
5.25%, 10/13/55(a)(b)	316	275,902
5.60%, 01/27/40(a)(b)	848	836,234
6.00%, 04/22/64(a)	1,065	1,017,896
6.00%, 01/22/2114(a)(b)	574	544,204
6.13%, 04/22/56(a)	600	593,158
6.25%, 04/22/66(a)	600	590,171
6.38%, 01/13/55(a)	700	714,622
6.90%, 05/23/53(a)	925	1,000,565
6.95%, 01/26/39(a)	1,595	1,765,775
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)	145	150,258
Emera U.S. Finance LP, 4.75%, 06/15/46	1,414	1,199,023
Enel Finance America LLC, 2.88%, 07/12/41(a)	446	314,620

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Enel Finance International NV
4.75%, 05/25/47(a)	$1,666	$1,403,468
5.50%, 06/15/52(a)(b)	870	800,183
5.75%, 09/30/55(a)	800	758,601
6.00%, 10/07/39(a)	1,594	1,628,584
6.80%, 09/15/37(a)(b)	696	767,000
7.75%, 10/14/52(a)	829	992,850
Engie SA, 5.88%, 04/10/54(a)	140	137,680
Entergy Arkansas LLC
2.65%, 06/15/51	587	345,661
3.35%, 06/15/52	375	253,092
4.20%, 04/01/49	663	528,558
4.95%, 12/15/44(b)	405	360,613
5.75%, 06/01/54	350	346,821
5.75%, 01/15/56	460	456,371
Entergy Corp.
3.75%, 06/15/50	610	441,077
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	225	224,678
Entergy Louisiana LLC
2.90%, 03/15/51	875	547,937
3.10%, 06/15/41	413	312,501
4.20%, 09/01/48	1,002	804,592
4.20%, 04/01/50	643	506,418
4.75%, 09/15/52(b)	462	396,327
4.95%, 01/15/45	322	293,996
5.65%, 04/15/56(b)	600	585,748
5.70%, 03/15/54	680	670,021
5.80%, 03/15/55	670	668,135
Entergy Mississippi LLC
3.50%, 06/01/51	319	222,360
3.85%, 06/01/49	626	470,978
5.80%, 04/15/55	575	572,885
5.85%, 06/01/54	260	259,197
Entergy Texas, Inc.
3.55%, 09/30/49	535	379,787
4.50%, 03/30/39	388	353,608
5.00%, 09/15/52	326	288,330
5.15%, 06/01/45	220	203,233
5.55%, 09/15/54	310	295,904
5.80%, 09/01/53	272	270,181
Evergy Kansas Central, Inc.
3.25%, 09/01/49	320	218,083
3.45%, 04/15/50	540	377,286
4.10%, 04/01/43	584	484,171
4.13%, 03/01/42	291	243,132
4.25%, 12/01/45	288	236,817
4.63%, 09/01/43	184	157,940
5.70%, 03/15/53	194	192,071
Evergy Kansas South, Inc., 4.30%, 07/15/44(a)(b)	254	206,108
Evergy Metro, Inc.
4.20%, 06/15/47	381	308,433
4.20%, 03/15/48(b)	365	292,614
5.30%, 10/01/41	236	232,076
Series 2019, 4.13%, 04/01/49	395	315,276
Eversource Energy, 3.45%, 01/15/50	678	473,380
Exelon Corp.
4.10%, 03/15/52	752	576,319
4.45%, 04/15/46	609	507,450
4.70%, 04/15/50	691	583,023
5.10%, 06/15/45	654	599,428
5.60%, 03/15/53	985	944,677
Security	Par (000)	Value
Electric (continued)
5.88%, 03/15/55	$540	$534,373
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	485	493,745
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	1,030	701,536
Series C, 4.85%, 07/15/47	565	489,991
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	189	200,229
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	585	491,270
5.45%, 07/15/44(a)	281	267,426
Florida Power & Light Co.
2.88%, 12/04/51	1,295	811,646
3.15%, 10/01/49	720	486,321
3.70%, 12/01/47	758	571,603
3.80%, 12/15/42	384	310,476
3.95%, 03/01/48	1,079	850,952
3.99%, 03/01/49	685	537,119
4.05%, 06/01/42	672	567,136
4.05%, 10/01/44	351	287,778
4.13%, 02/01/42	425	362,941
4.13%, 06/01/48	467	376,084
5.13%, 06/01/41(b)	195	189,703
5.25%, 02/01/41	287	282,902
5.30%, 04/01/53(b)	823	776,967
5.60%, 06/15/54	948	933,482
5.60%, 02/15/66	1,165	1,122,143
5.65%, 02/01/37	350	367,659
5.69%, 03/01/40	451	464,610
5.70%, 03/15/55	1,125	1,120,011
5.75%, 06/01/56	875	878,344
5.80%, 03/15/65	925	918,513
5.90%, 06/01/66	875	880,669
5.95%, 02/01/38	642	685,105
5.96%, 04/01/39	332	351,277
Georgia Power Co.
4.30%, 03/15/42	810	703,932
4.30%, 03/15/43	409	350,047
5.13%, 05/15/52	665	615,399
5.40%, 06/01/40(b)	77	77,853
5.50%, 10/01/55(b)	470	454,917
Series 10-C, 4.75%, 09/01/40	443	416,052
Series A, 3.25%, 03/15/51	867	588,105
Series B, 3.70%, 01/30/50	529	391,904
Great River Energy, 6.25%, 07/01/38(a)	35	36,317
Iberdrola International BV, 6.75%, 07/15/36	250	281,966
Idaho Power Co.
3.65%, 03/01/45(b)	169	125,337
5.50%, 03/15/53(b)	270	260,766
5.70%, 03/15/55(b)	290	287,940
5.80%, 04/01/54	230	231,899
Series K, 4.20%, 03/01/48	625	504,967
Indiana Michigan Power Co.
3.25%, 05/01/51	325	215,919
4.25%, 08/15/48	595	480,197
5.60%, 03/15/56	810	788,863
5.63%, 04/01/53	350	343,680
6.05%, 03/15/37	398	423,497
Series K, 4.55%, 03/15/46	285	242,727
Series L, 3.75%, 07/01/47	455	343,083

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	$390	$311,067
4.70%, 09/01/45(a)	196	168,446
5.70%, 04/01/54(a)(b)	465	456,898
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)(b)	755	563,607
4.88%, 01/14/48(a)(b)	642	497,256
Interchile SA, 4.50%, 06/30/56(a)(b)	1,050	874,726
International Transmission Co., 4.63%, 08/15/43	145	128,293
Interstate Power and Light Co.
3.10%, 11/30/51	213	135,696
3.50%, 09/30/49	496	348,105
3.70%, 09/15/46	449	334,754
4.70%, 10/15/43(b)	158	137,418
5.45%, 09/30/54	205	193,177
5.60%, 10/01/55	220	212,036
6.25%, 07/15/39	200	212,326
ITC Holdings Corp., 5.30%, 07/01/43	253	233,969
Jersey Central Power & Light Co., 6.15%, 06/01/37	336	355,683
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	265	250,362
Kentucky Utilities Co.
3.30%, 06/01/50	666	454,824
4.38%, 10/01/45	509	429,646
5.13%, 11/01/40	627	607,094
5.85%, 08/15/55	650	653,616
Series 1, 4.65%, 11/15/43	232	202,426
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(a)	135	137,226
Louisville Gas and Electric Co.
4.25%, 04/01/49	501	403,180
4.38%, 10/01/45	195	163,381
4.65%, 11/15/43(b)	227	198,835
5.13%, 11/15/40	245	236,264
5.85%, 08/15/55	590	594,675
Majapahit Holding BV, 7.88%, 06/29/37(a)	55	63,653
Massachusetts Electric Co.
4.00%, 08/15/46(a)	585	451,735
5.87%, 02/26/54(a)	260	255,062
5.90%, 11/15/39(a)	562	574,544
MidAmerican Energy Co.
2.70%, 08/01/52(b)	355	214,660
3.15%, 04/15/50	1,018	680,616
3.65%, 08/01/48	850	630,326
3.95%, 08/01/47	542	424,853
4.25%, 05/01/46	551	455,357
4.25%, 07/15/49	999	810,382
4.40%, 10/15/44	320	272,389
4.80%, 09/15/43	256	232,043
5.30%, 02/01/55	890	833,298
5.50%, 11/15/56	150	144,831
5.80%, 10/15/36	250	264,569
5.85%, 09/15/54	1,070	1,085,832
Minejesa Capital BV, 5.63%, 08/10/37(a)	478	459,430
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	438	369,536
Series B, 3.10%, 07/30/51(b)	190	124,375
Monongahela Power Co., 5.40%, 12/15/43(a)	629	597,734
Narragansett Electric Co.(The)
4.17%, 12/10/42(a)(b)	237	193,632
5.64%, 03/15/40(a)	193	194,348
Security	Par (000)	Value
Electric (continued)
6.00%, 05/15/56(a)	$450	$458,015
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	404	333,005
4.40%, 11/01/48(b)	588	491,470
Nevada Power Co.
5.38%, 09/15/40	290	284,030
5.45%, 05/15/41(b)	195	191,783
5.90%, 05/01/53	547	546,318
6.00%, 03/15/54	625	633,305
Series EE, 3.13%, 08/01/50(b)	429	279,299
Series R, 6.75%, 07/01/37(b)	345	382,840
New England Power Co.
2.81%, 10/06/50(a)	283	170,762
3.80%, 12/05/47(a)	414	309,528
5.85%, 09/08/55(a)	190	188,050
5.94%, 11/25/52(a)	265	264,375
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	166,109
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	614	381,169
5.11%, 09/29/57(a)	190	169,521
5.25%, 02/28/53	1,030	935,070
5.55%, 03/15/54	858	812,653
5.85%, 03/01/56	645	633,169
5.90%, 03/15/55	820	810,986
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	1,194	747,093
4.12%, 11/28/42(a)	235	192,483
5.66%, 01/17/54(a)	640	606,322
5.78%, 09/16/52(a)	285	276,991
6.00%, 07/03/55(a)	1,200	1,192,474
Northern States Power Co.
2.60%, 06/01/51	371	224,714
2.90%, 03/01/50	675	441,235
3.20%, 04/01/52	291	197,801
3.40%, 08/15/42	433	336,334
3.60%, 09/15/47(b)	422	315,641
4.50%, 06/01/52	495	415,418
4.85%, 08/15/40	130	122,378
5.10%, 05/15/53	953	872,742
5.35%, 11/01/39(b)	388	388,219
5.40%, 03/15/54(b)	710	679,978
5.65%, 06/15/54	590	584,333
5.65%, 05/15/55	615	609,467
6.20%, 07/01/37	408	443,934
6.25%, 06/01/36	301	326,832
Northern States Power Co./MN, 5.55%, 05/15/56	1,000	977,375
NorthWestern Corp., 4.18%, 11/15/44	253	208,965
NSTAR Electric Co.
3.10%, 06/01/51	372	244,679
4.40%, 03/01/44	331	283,207
4.55%, 06/01/52	355	298,887
4.95%, 09/15/52	377	336,170
5.50%, 03/15/40(b)	307	304,411
Oglethorpe Power Corp.
3.75%, 08/01/50	485	348,415
4.20%, 12/01/42	274	219,230
4.25%, 04/01/46(b)	225	176,087
4.50%, 04/01/47	560	462,624

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.55%, 06/01/44(b)	$80	$79,910
5.05%, 10/01/48	545	483,837
5.25%, 09/01/50	440	397,469
5.38%, 11/01/40	280	272,001
5.80%, 06/01/54	135	130,909
5.90%, 02/01/55	180	176,778
5.95%, 11/01/39	413	427,620
6.20%, 12/01/53(b)	420	430,293
Ohio Edison Co.
6.88%, 07/15/36(b)	265	297,554
8.25%, 10/15/38(b)	210	264,984
Ohio Power Co.
4.00%, 06/01/49	462	348,823
4.15%, 04/01/48	435	340,759
Series R, 2.90%, 10/01/51	430	261,657
Oklahoma Gas and Electric Co.
3.85%, 08/15/47	330	251,375
3.90%, 05/01/43	180	143,339
4.00%, 12/15/44	210	166,564
4.15%, 04/01/47	401	322,082
4.55%, 03/15/44	196	167,983
5.25%, 05/15/41(b)	180	175,853
5.60%, 04/01/53	487	468,787
5.80%, 04/01/55	185	184,066
5.85%, 06/01/40	210	214,769
5.90%, 04/01/56	760	769,940
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	352	208,264
3.10%, 09/15/49	498	328,350
3.70%, 05/15/50	546	398,765
3.75%, 04/01/45	439	339,957
3.80%, 09/30/47	373	284,063
3.80%, 06/01/49	493	367,398
4.10%, 11/15/48	599	473,136
4.55%, 12/01/41	305	272,239
4.60%, 06/01/52	201	166,356
4.95%, 09/15/52	738	655,365
5.25%, 09/30/40	286	277,353
5.30%, 06/01/42	307	295,592
5.35%, 10/01/52(b)	210	196,218
5.55%, 06/15/54(b)	600	578,577
5.80%, 04/01/55(b)	490	492,208
5.90%, 03/15/56(a)	1,390	1,406,029
7.50%, 09/01/38	263	312,791
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,151	864,991
3.50%, 08/01/50	1,900	1,270,112
3.75%, 08/15/42	308	232,212
3.95%, 12/01/47	884	651,443
4.00%, 12/01/46	576	429,115
4.20%, 06/01/41	328	269,270
4.25%, 03/15/46	477	370,582
4.30%, 03/15/45	565	444,947
4.45%, 04/15/42	361	299,039
4.50%, 07/01/40	2,241	1,935,360
4.50%, 12/15/41	209	171,780
4.60%, 06/15/43	325	269,493
4.75%, 02/15/44	669	566,356
4.95%, 07/01/50	3,095	2,595,584
5.25%, 03/01/52	682	589,734
5.90%, 10/01/54	837	792,033
Security	Par (000)	Value
Electric (continued)
6.00%, 05/01/56	$875	$840,757
6.10%, 10/15/55	860	835,038
6.15%, 03/01/55	860	842,125
6.70%, 04/01/53	823	860,686
6.75%, 01/15/53	1,595	1,676,917
PacifiCorp
2.90%, 06/15/52	1,177	702,447
3.30%, 03/15/51	638	415,970
4.10%, 02/01/42	210	169,998
4.13%, 01/15/49	665	506,316
4.15%, 02/15/50	717	546,276
5.35%, 12/01/53	1,197	1,073,602
5.50%, 05/15/54	1,285	1,177,420
5.75%, 04/01/37(b)	570	577,701
5.80%, 01/15/55	1,544	1,474,333
6.00%, 01/15/39	724	736,258
6.10%, 08/01/36	345	359,567
6.25%, 10/15/37	263	276,176
6.35%, 07/15/38	245	258,255
PECO Energy Co.
2.80%, 06/15/50	372	230,397
2.85%, 09/15/51	450	278,598
3.00%, 09/15/49	595	386,964
3.05%, 03/15/51	600	389,622
3.70%, 09/15/47	523	393,690
3.90%, 03/01/48	684	528,272
4.15%, 10/01/44(b)	304	251,096
4.38%, 08/15/52	532	433,028
4.60%, 05/15/52	170	143,794
4.80%, 10/15/43	220	197,221
5.25%, 09/15/54	625	579,986
5.65%, 09/15/55	640	631,262
5.95%, 10/01/36	341	363,457
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)(b)	965	677,314
4.38%, 02/05/50(a)	495	372,547
4.88%, 07/17/49(a)(b)	893	725,817
5.25%, 10/24/42(a)(b)	995	889,798
5.25%, 05/15/47(a)	565	492,962
6.15%, 05/21/48(a)	845	817,353
6.25%, 01/25/49(a)(b)	660	649,493
Potomac Electric Power Co.
4.15%, 03/15/43	561	467,663
5.50%, 03/15/54	395	379,395
6.50%, 11/15/37	400	440,448
7.90%, 12/15/38(b)	225	277,732
PPL Electric Utilities Corp.
3.00%, 10/01/49	335	219,573
3.95%, 06/01/47(b)	510	402,979
4.13%, 06/15/44	302	250,030
4.15%, 10/01/45(b)	204	167,496
4.15%, 06/15/48	352	283,113
4.75%, 07/15/43(b)	325	293,045
5.20%, 07/15/41(b)	235	229,149
5.25%, 05/15/53	303	283,622
5.55%, 08/15/55	495	484,697
5.75%, 05/15/56	620	621,210
6.25%, 05/15/39	250	270,492
Progress Energy, Inc., 6.00%, 12/01/39	520	542,962

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
3.55%, 06/15/46	$222	$160,857
3.60%, 09/15/42	353	276,493
3.80%, 06/15/47	513	392,621
3.95%, 03/15/43	199	157,179
4.05%, 09/15/49	558	432,314
4.10%, 06/15/48	442	348,630
4.30%, 03/15/44	300	250,605
4.50%, 06/01/52	323	266,726
4.75%, 08/15/41	135	123,580
5.25%, 04/01/53	841	776,219
5.75%, 05/15/54	795	787,856
5.85%, 05/15/55	765	767,558
6.50%, 08/01/38(b)	320	351,398
Series 17, 6.25%, 09/01/37	540	581,836
Series 34, 3.20%, 03/01/50(b)	675	453,018
Series 36, 2.70%, 01/15/51	595	354,206
Public Service Co. of New Hampshire
3.60%, 07/01/49	427	311,178
5.15%, 01/15/53	152	139,653
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	159	170,877
Series K, 3.15%, 08/15/51	187	120,568
Public Service Electric and Gas Co.
2.05%, 08/01/50	363	192,267
2.70%, 05/01/50	579	359,384
3.00%, 03/01/51	407	264,272
3.15%, 01/01/50	243	163,473
3.20%, 08/01/49	470	319,648
3.60%, 12/01/47	382	284,233
3.65%, 09/01/42	295	234,031
3.80%, 01/01/43(b)	330	264,836
3.80%, 03/01/46	441	344,627
3.85%, 05/01/49	341	261,260
3.95%, 05/01/42	461	382,501
4.05%, 05/01/48	375	299,918
4.15%, 11/01/45(b)	154	125,855
5.13%, 03/15/53	340	313,292
5.30%, 08/01/54	465	439,323
5.38%, 11/01/39	250	250,432
5.45%, 08/01/53	328	317,171
5.45%, 03/01/54	435	420,275
5.50%, 03/01/40	215	216,550
5.70%, 12/01/36(b)	149	154,969
5.80%, 05/01/37	242	256,051
Series I, 4.00%, 06/01/44	355	284,107
Series K, 4.05%, 05/01/45	159	126,894
Series Q, 5.50%, 03/01/55(b)	420	408,651
Series R, 5.63%, 01/01/56(b)	425	421,186
Puget Sound Energy, Inc.
2.89%, 09/15/51	315	197,238
3.25%, 09/15/49	1,036	701,000
4.22%, 06/15/48	449	362,415
4.30%, 05/20/45	206	171,119
4.43%, 11/15/41	266	229,861
5.45%, 06/01/53	291	277,877
5.60%, 09/15/55	550	535,463
5.64%, 04/15/41	25	24,914
5.69%, 06/15/54	215	211,786
5.76%, 10/01/39	395	404,363
5.76%, 07/15/40	200	199,561
Security	Par (000)	Value
Electric (continued)
5.80%, 03/15/40	$369	$377,920
6.27%, 03/15/37	270	290,192
6.72%, 06/15/36	185	201,638
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	755	759,719
RWE Finance U.S. LLC
5.88%, 09/18/55(a)	1,025	982,987
6.25%, 04/16/54(a)	775	782,266
San Diego Gas & Electric Co.
3.70%, 03/15/52	353	253,402
3.95%, 11/15/41	91	74,883
4.15%, 05/15/48	535	422,356
4.30%, 04/01/42(b)	137	114,300
4.50%, 08/15/40	387	348,257
5.35%, 05/15/40	340	332,877
5.35%, 04/01/53	719	672,033
5.55%, 04/15/54(b)	478	460,447
6.00%, 06/01/39(b)	223	234,312
Series EEEE, 5.95%, 03/15/56(b)	415	420,188
Series FFF, 6.13%, 09/15/37(b)	220	231,406
Series RRR, 3.75%, 06/01/47	471	355,284
Series TTT, 4.10%, 06/15/49	458	357,301
Series UUU, 3.32%, 04/15/50	322	216,997
Series WWW, 2.95%, 08/15/51	537	340,573
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	1,005	944,880
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	1,142	1,120,769
Sempra
3.80%, 02/01/38	1,648	1,398,805
4.00%, 02/01/48	918	698,179
6.00%, 10/15/39	622	638,937
Sierra Pacific Power Co.
5.90%, 03/15/54	502	502,950
Series P, 6.75%, 07/01/37	180	198,049
Southern California Edison Co.
3.45%, 02/01/52	510	335,659
3.65%, 02/01/50(b)	1,222	844,779
3.90%, 12/01/41	200	154,633
4.00%, 04/01/47	1,669	1,244,428
4.05%, 03/15/42	595	470,875
4.50%, 09/01/40	512	440,698
4.65%, 10/01/43	566	476,779
5.50%, 03/15/40(b)	671	648,013
5.70%, 03/01/53	370	340,660
5.75%, 04/15/54	390	361,667
5.88%, 12/01/53	701	666,565
5.90%, 03/01/55	685	651,768
6.05%, 03/15/39	631	641,447
6.20%, 09/15/55	635	628,346
Series 06-E, 5.55%, 01/15/37	593	588,005
Series 08-A, 5.95%, 02/01/38(b)	757	767,206
Series 13-A, 3.90%, 03/15/43	277	211,489
Series 20A, 2.95%, 02/01/51	785	472,177
Series B, 4.88%, 03/01/49	621	519,100
Series C, 3.60%, 02/01/45	338	241,961
Series C, 4.13%, 03/01/48	1,650	1,241,398
Series E, 5.45%, 06/01/52	355	316,072
Series H, 3.65%, 06/01/51(b)	583	398,141
Southern Co.(The)
4.25%, 07/01/36	357	329,947
4.40%, 07/01/46	2,009	1,679,202

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Power Co.
5.15%, 09/15/41	$465	$443,014
5.25%, 07/15/43	310	291,288
Series F, 4.95%, 12/15/46(b)	198	176,161
Southwestern Electric Power Co.
3.25%, 11/01/51	485	317,726
5.90%, 04/01/56	785	772,128
6.20%, 03/15/40	249	259,744
Series J, 3.90%, 04/01/45	393	301,532
Series L, 3.85%, 02/01/48(b)	390	288,114
Southwestern Public Service Co.
3.40%, 08/15/46	392	278,646
3.70%, 08/15/47	542	403,557
3.75%, 06/15/49	385	281,154
4.50%, 08/15/41	353	311,834
6.00%, 10/01/36	261	268,615
6.00%, 06/01/54	580	588,233
Series 6, 4.40%, 11/15/48	407	332,038
Series 8, 3.15%, 05/01/50	788	516,744
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	270	254,744
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	475	445,957
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	720	714,364
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	425	372,864
Tampa Electric Co.
3.45%, 03/15/51(b)	475	332,591
3.63%, 06/15/50(b)	290	209,414
4.10%, 06/15/42	294	245,265
4.20%, 05/15/45	70	56,414
4.30%, 06/15/48	465	377,866
4.35%, 05/15/44	249	209,865
4.45%, 06/15/49	431	357,926
5.00%, 07/15/52(b)	225	201,840
6.15%, 05/15/37(b)	195	207,211
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	274	267,327
Toledo Edison Co. (The), 6.15%, 05/15/37	100	107,212
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/01/44	196	160,203
6.00%, 06/15/40(a)	352	354,267
Tucson Electric Power Co.
3.25%, 05/01/51	191	126,454
4.00%, 06/15/50	626	477,392
4.85%, 12/01/48	339	298,284
5.50%, 04/15/53(b)	170	162,273
5.90%, 04/15/55	165	165,706
Union Electric Co.
2.63%, 03/15/51	741	439,744
3.25%, 10/01/49	523	355,287
3.65%, 04/15/45	401	306,396
3.90%, 09/15/42	364	297,876
3.90%, 04/01/52	515	388,940
4.00%, 04/01/48	456	357,504
5.13%, 03/15/55	300	273,038
5.25%, 01/15/54	335	308,935
5.30%, 08/01/37(b)	272	274,085
5.45%, 03/15/53	479	458,616
Security	Par (000)	Value
Electric (continued)
5.55%, 03/15/56	$360	$348,788
8.45%, 03/15/39	252	323,555
Virginia Electric and Power Co.
2.45%, 12/15/50	939	537,321
2.95%, 11/15/51	1,153	723,581
3.30%, 12/01/49	537	365,834
4.00%, 01/15/43(b)	324	265,423
4.45%, 02/15/44	524	450,018
4.60%, 12/01/48	572	486,078
5.35%, 01/15/54	720	678,557
5.45%, 04/01/53	817	778,658
5.55%, 08/15/54	735	709,517
5.65%, 03/15/55(b)	805	789,185
5.70%, 08/15/53(b)	755	744,687
5.70%, 03/15/56(b)	1,120	1,103,640
6.35%, 11/30/37	367	398,123
8.88%, 11/15/38	622	817,854
Series A, 6.00%, 05/15/37	548	579,655
Series B, 3.80%, 09/15/47	613	468,476
Series B, 4.20%, 05/15/45	317	260,876
Series C, 4.00%, 11/15/46	492	385,936
Series C, 4.63%, 05/15/52(b)	803	677,419
Series D, 4.65%, 08/15/43	443	391,420
Series D, 5.60%, 09/15/55	990	961,725
Wisconsin Electric Power Co.
3.65%, 12/15/42	201	154,223
4.25%, 06/01/44	276	226,403
4.30%, 12/15/45	181	145,998
4.30%, 10/15/48	468	385,193
5.05%, 10/01/54(b)	180	162,646
5.65%, 03/15/56(b)	610	601,995
5.70%, 12/01/36	205	214,840
Wisconsin Power and Light Co.
3.65%, 04/01/50	469	336,405
4.10%, 10/15/44	185	148,276
5.70%, 12/15/55	225	219,989
6.38%, 08/15/37	230	248,513
7.60%, 10/01/38	195	228,280
Wisconsin Public Service Corp.
2.85%, 12/01/51	255	157,228
3.30%, 09/01/49	299	205,135
3.67%, 12/01/42	213	167,083
4.75%, 11/01/44	315	280,665
Xcel Energy, Inc.
3.50%, 12/01/49	536	377,189
4.80%, 09/15/41	278	247,615
6.50%, 07/01/36	260	281,986
		355,414,302
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 4.38%, 05/08/42(b)	451	397,756
Emerson Electric Co.
2.75%, 10/15/50	541	339,670
2.80%, 12/21/51(b)	795	496,222
5.25%, 11/15/39(b)	322	325,840
6.13%, 04/15/39(b)	195	211,124
		1,770,612
Electronics — 0.1%
Amphenol Corp.
5.30%, 11/15/55(b)	1,285	1,216,195
5.38%, 11/15/54(b)	660	639,795

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Fortive Corp., 4.30%, 06/15/46	$594	$485,888
Honeywell International, Inc.
2.80%, 06/01/50	849	544,397
3.81%, 11/21/47	472	364,135
5.25%, 03/01/54	90	85,864
Tyco Electronics Group SA, 7.13%, 10/01/37	325	373,809
		3,710,083
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	528	432,690
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	525	454,125
5.13%, 08/11/61(a)	1,277	1,070,765
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	315	246,355
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	235,145
Mexico City Airport Trust
5.50%, 10/31/46(a)(b)	703	603,921
5.50%, 07/31/47(a)	1,711	1,474,283
WSP Global, Inc., 5.71%, 09/18/36(a)	1,205	1,201,538
		5,286,132
Environmental Control — 0.2%
Republic Services, Inc.
3.05%, 03/01/50	423	282,739
5.70%, 05/15/41(b)	313	324,381
6.20%, 03/01/40	422	459,639
Waste Connections, Inc.
2.95%, 01/15/52(b)	881	563,693
3.05%, 04/01/50	587	389,748
Waste Management, Inc.
2.50%, 11/15/50	529	316,309
2.95%, 06/01/41	404	305,315
4.10%, 03/01/45	340	283,790
4.15%, 07/15/49	590	480,278
5.35%, 10/15/54(b)	1,100	1,059,197
		4,465,089
Food — 2.3%
Bimbo Bakeries USA, Inc., 4.00%, 05/17/51(a)(b)	435	327,002
Campbell's Company/The
3.13%, 04/24/50	628	383,778
4.80%, 03/15/48	572	464,186
5.25%, 10/13/54(b)	245	204,731
Cencosud SA, 6.63%, 02/12/45(a)	200	211,364
Conagra Brands, Inc.
5.30%, 11/01/38	1,098	1,032,056
5.40%, 11/01/48(b)	835	724,168
Flowers Foods, Inc., 6.20%, 03/15/55	250	206,560
General Mills, Inc.
3.00%, 02/01/51(b)	536	336,122
4.15%, 02/15/43	355	288,782
4.55%, 04/17/38	294	267,714
4.70%, 04/17/48(b)	327	277,164
5.40%, 06/15/40	491	481,712
Gruma SAB de CV, 5.76%, 12/09/54(a)	205	196,739
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	375	286,382
4.70%, 11/10/47(a)	729	625,452
4.88%, 06/27/44(a)	395	355,099
Security	Par (000)	Value
Food (continued)
Hershey Co.(The)
2.65%, 06/01/50	$328	$200,995
3.13%, 11/15/49	349	235,547
3.38%, 08/15/46	264	193,300
Hormel Foods Corp., 3.05%, 06/03/51(b)	494	320,607
Ingredion, Inc.
3.90%, 06/01/50	245	182,380
6.63%, 04/15/37(b)	199	216,577
J M Smucker Co.(The)
4.38%, 03/15/45(b)	472	394,264
6.50%, 11/15/43(b)	789	841,607
6.50%, 11/15/53(b)	840	908,283
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/52	1,445	1,092,604
5.63%, 03/10/37(a)	660	658,020
6.25%, 03/01/56	1,535	1,501,162
6.38%, 02/25/55	820	818,926
6.38%, 04/15/66	1,305	1,275,403
6.40%, 05/10/57(a)	920	914,186
6.50%, 12/01/52	1,765	1,784,023
7.25%, 11/15/53	1,030	1,127,827
Kellanova
4.50%, 04/01/46	595	512,579
5.75%, 05/16/54	255	251,581
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	435	440,855
Kraft Heinz Foods Co.
4.38%, 06/01/46(b)	551	442,377
4.63%, 10/01/39	895	798,137
4.88%, 10/01/49	1,474	1,231,899
5.00%, 06/04/42	1,490	1,332,752
5.20%, 07/15/45	1,396	1,239,648
5.50%, 06/01/50	860	783,418
6.50%, 02/09/40	578	612,403
6.88%, 01/26/39(b)	1,145	1,254,769
7.13%, 08/01/39(a)	983	1,087,693
Kroger Co.(The)
3.88%, 10/15/46	786	600,858
3.95%, 01/15/50	828	623,553
4.45%, 02/01/47	1,089	901,119
4.65%, 01/15/48	605	512,093
5.00%, 04/15/42	247	229,289
5.15%, 08/01/43	464	432,243
5.40%, 07/15/40(b)	485	475,380
5.40%, 01/15/49	726	680,697
5.50%, 09/15/54	1,860	1,747,876
5.65%, 09/15/64	1,508	1,418,001
6.90%, 04/15/38	405	458,268
Mars, Inc.
2.38%, 07/16/40(a)	810	574,478
2.45%, 07/16/50(a)	697	403,522
3.88%, 04/01/39(a)(b)	759	660,629
3.95%, 04/01/44(a)	227	184,280
3.95%, 04/01/49(a)(b)	623	488,428
4.13%, 04/01/54(a)	347	272,944
4.20%, 04/01/59(a)(b)	651	503,040
5.65%, 05/01/45(a)	2,530	2,508,683
5.70%, 05/01/55(a)	4,434	4,373,965
5.80%, 05/01/65(a)	1,185	1,176,319
McCormick & Co., Inc./MD, 4.20%, 08/15/47(b)	209	165,332
Mondelez International, Inc., 2.63%, 09/04/50	1,000	604,315

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	$495	$467,727
Nestle Holdings, Inc.
2.50%, 09/14/41(a)	315	223,958
2.63%, 09/14/51(a)(b)	542	335,830
3.90%, 09/24/38(a)(b)	1,477	1,320,852
4.00%, 09/24/48(a)	1,862	1,496,802
4.70%, 01/15/53(a)(b)	803	714,205
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)	997	1,058,778
Sysco Corp.
3.15%, 12/14/51	601	384,003
3.30%, 02/15/50	354	237,072
4.45%, 03/15/48	483	394,376
4.50%, 04/01/46	436	362,579
4.85%, 10/01/45	345	302,616
6.60%, 04/01/40	480	521,613
6.60%, 04/01/50(b)	1,109	1,182,019
Tesco PLC, 6.15%, 11/15/37(a)	310	316,008
Tyson Foods, Inc.
4.55%, 06/02/47(b)	650	555,909
5.10%, 09/28/48(b)	1,341	1,232,622
5.15%, 08/15/44	452	421,033
		60,846,147
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)(b)	467	386,065
5.50%, 11/02/47	387	342,505
5.50%, 04/30/49(a)(b)	470	408,581
International Paper Co.
4.35%, 08/15/48(b)	536	426,438
4.40%, 08/15/47	664	536,783
4.80%, 06/15/44(b)	535	464,476
5.15%, 05/15/46	480	434,556
6.00%, 11/15/41	588	598,939
7.30%, 11/15/39	429	488,560
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,178	1,265,044
		5,351,947
Gas — 1.1%
APA Infrastructure Ltd., 5.75%, 09/16/44(a)(b)	280	276,282
Atmos Energy Corp.
2.85%, 02/15/52	564	351,172
3.38%, 09/15/49	510	356,196
4.13%, 10/15/44	656	547,986
4.13%, 03/15/49	421	336,519
4.15%, 01/15/43	369	313,285
4.30%, 10/01/48	651	534,978
5.00%, 12/15/54(b)	675	606,607
5.45%, 01/15/56	565	544,006
5.50%, 06/15/41	600	601,236
5.75%, 10/15/52(b)	487	487,870
6.20%, 11/15/53	504	535,811
Boston Gas Co.
4.49%, 02/15/42(a)	405	344,058
6.12%, 07/20/53(a)	420	416,156
Brooklyn Union Gas Co.(The)
4.27%, 03/15/48(a)	855	667,364
4.49%, 03/04/49(a)	377	299,616
4.50%, 03/10/46(a)	612	501,129
6.42%, 07/18/54(a)(b)	700	720,701
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	466	477,392
Security	Par (000)	Value
Gas (continued)
6.63%, 11/01/37	$275	$300,734
Centrica PLC, 5.38%, 10/16/43(a)	354	323,356
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	832	530,736
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	299	200,651
5.82%, 04/01/41(a)(b)	405	402,387
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	880	976,714
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	335	368,263
NiSource, Inc.
3.95%, 03/30/48	752	576,492
4.38%, 05/15/47	1,037	853,037
4.80%, 02/15/44	715	633,257
5.00%, 06/15/52	359	313,080
5.25%, 02/15/43	522	490,516
5.65%, 02/01/45	458	448,452
5.80%, 02/01/42	284	279,869
5.85%, 04/01/55	1,490	1,475,300
5.95%, 06/15/41	662	676,975
ONE Gas, Inc.
4.50%, 11/01/48	367	311,037
4.66%, 02/01/44	581	514,714
Piedmont Natural Gas Co., Inc.
3.35%, 06/01/50	352	240,047
3.64%, 11/01/46	395	290,043
4.65%, 08/01/43	329	285,636
5.05%, 05/15/52	367	328,320
Snam SpA, 6.50%, 05/28/55(a)	555	575,635
Southern California Gas Co.
3.75%, 09/15/42	475	378,930
4.45%, 03/15/44	195	162,699
5.13%, 11/15/40(b)	231	222,485
5.60%, 04/01/54	670	643,795
5.75%, 06/01/53(b)	614	601,890
5.90%, 06/01/56	600	607,501
6.00%, 06/15/55	330	336,047
6.35%, 11/15/52(b)	518	550,255
Series UU, 4.13%, 06/01/48	509	397,207
Series VV, 4.30%, 01/15/49	399	321,080
Series WW, 3.95%, 02/15/50	375	283,620
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	616	478,092
4.40%, 06/01/43	524	442,199
4.40%, 05/30/47	502	417,374
5.88%, 03/15/41	1,026	1,057,951
Series 21A, 3.15%, 09/30/51	518	339,946
Southwest Gas Corp.
3.18%, 08/15/51(b)	368	241,381
3.80%, 09/29/46	263	200,973
4.15%, 06/01/49	302	234,129
Spire Missouri, Inc., 3.30%, 06/01/51(b)	285	192,935
Spire, Inc., 4.70%, 08/15/44	225	191,614
Washington Gas Light Co.
3.65%, 09/15/49	390	279,055
Series K, 3.80%, 09/15/46	306	232,772
		29,127,545
Hand & Machine Tools — 0.1%
Snap-on, Inc.
3.10%, 05/01/50	473	317,474
4.10%, 03/01/48(b)	428	346,497

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker, Inc.
2.75%, 11/15/50(b)	$949	$556,304
4.85%, 11/15/48	402	341,554
5.20%, 09/01/40	365	346,580
		1,908,409
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	1,552	1,516,484
4.75%, 03/15/38	3,000	2,893,601
4.75%, 04/15/43(b)	571	524,931
4.90%, 11/30/46	2,913	2,671,140
5.30%, 05/27/40(b)	528	531,617
5.50%, 03/15/56	3,150	3,074,874
5.60%, 03/15/66	2,745	2,676,015
6.00%, 04/01/39	352	378,754
6.15%, 11/30/37	482	525,679
Alcon Finance Corp.
3.80%, 09/23/49(a)	431	320,392
5.75%, 12/06/52(a)(b)	465	460,459
Baxter International, Inc.
3.13%, 12/01/51(b)	538	318,523
3.50%, 08/15/46(b)	319	215,221
4.50%, 06/15/43(b)	264	204,236
6.25%, 12/01/37(b)	420	423,475
Boston Scientific Corp.
4.55%, 03/01/39(b)	337	315,794
4.70%, 03/01/49(b)	491	437,530
7.38%, 01/15/40	390	460,997
Covidien International Finance SA, 6.55%, 10/15/37	170	187,783
Danaher Corp.
2.60%, 10/01/50	960	578,889
2.80%, 12/10/51	754	469,406
4.38%, 09/15/45	367	315,010
DH Europe Finance II SARL
3.25%, 11/15/39	1,038	835,693
3.40%, 11/15/49	757	538,583
GE HealthCare Technologies, Inc., 6.38%, 11/22/52(b)	893	951,182
Koninklijke Philips NV
5.00%, 03/15/42	399	365,032
6.88%, 03/11/38	837	934,430
Medtronic, Inc.
4.00%, 04/01/43(b)	215	179,296
4.63%, 03/15/45(b)	1,720	1,538,221
Revvity, Inc., 3.63%, 03/15/51	269	189,825
Solventum Corp., 5.90%, 04/30/54(b)	1,135	1,123,210
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	603	433,786
Stryker Corp.
2.90%, 06/15/50(b)	490	315,069
4.10%, 04/01/43	367	304,925
4.38%, 05/15/44	388	329,551
4.63%, 03/15/46(b)	902	788,790
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	987	720,049
4.10%, 08/15/47(b)	593	488,291
4.89%, 10/07/37(b)	605	595,790
5.30%, 02/01/44	288	279,512
5.40%, 08/10/43	884	873,513
5.55%, 02/12/46	530	525,481
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/45(b)	$294	$253,938
5.75%, 11/30/39	307	310,811
		32,375,788
Health Care - Services — 4.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	222	136,001
Adventist Health System/West, 3.63%, 03/01/49(b)	185	127,669
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	175,829
4.27%, 08/15/48	228	184,962
Series 2020, 3.01%, 06/15/50	145	94,719
Aetna, Inc.
3.88%, 08/15/47	630	462,627
4.50%, 05/15/42	374	317,374
4.75%, 03/15/44	507	433,350
6.63%, 06/15/36(b)	762	829,180
6.75%, 12/15/37	495	540,617
AHS Hospital Corp.
5.02%, 07/01/45	341	313,479
Series 2021, 2.78%, 07/01/51	229	140,880
Allina Health System
2.90%, 11/15/51	192	119,390
4.81%, 11/15/45	184	163,766
Series 2019, 3.89%, 04/15/49	196	146,350
Ascension Health
3.95%, 11/15/46	994	794,649
4.85%, 11/15/53	295	261,088
Series B, 3.11%, 11/15/39	439	344,199
Banner Health
2.91%, 01/01/42(b)	235	170,696
2.91%, 01/01/51	250	157,615
Series 2020, 3.18%, 01/01/50(b)	178	120,138
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	10	5,593
Baptist Health South Florida, Inc., Series 2017, 4.34%, 11/15/41	193	169,469
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	166,537
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	311	235,863
Baylor Scott & White Holdings
3.97%, 11/15/46	310	249,909
4.19%, 11/15/45	308	256,016
Series 2021, 2.84%, 11/15/50	775	485,810
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(b)	195	126,238
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(b)	192	128,535
Children's Health System of Texas, 2.51%, 08/15/50	242	140,909
Children's Hospital Corp.(The)
Series 2017, 4.12%, 01/01/47	267	218,953
Series 2020, 2.59%, 02/01/50(b)	201	121,440
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	193,707
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	280	173,679

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	$79	$50,141
Cigna Group(The)
3.20%, 03/15/40	547	427,603
3.40%, 03/15/50	1,502	1,040,442
3.40%, 03/15/51	1,548	1,061,364
3.88%, 10/15/47	1,102	842,958
4.80%, 08/15/38	2,052	1,945,376
4.80%, 07/15/46	1,495	1,314,750
4.90%, 12/15/48	2,997	2,632,568
5.38%, 02/15/42(b)	366	354,022
5.60%, 02/15/54(b)	1,168	1,123,284
6.00%, 01/15/56	750	760,833
6.13%, 11/15/41	339	354,288
City of Hope
Series 2013, 5.62%, 11/15/43	282	272,907
Series 2018, 4.38%, 08/15/48	180	145,448
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	350	290,973
CommonSpirit Health
3.82%, 10/01/49	518	376,988
3.91%, 10/01/50(b)	497	368,639
4.19%, 10/01/49	837	649,761
4.35%, 11/01/42(b)	664	572,819
5.55%, 12/01/54	330	310,853
5.58%, 09/01/45	90	87,177
5.66%, 09/01/55(b)	120	115,600
6.46%, 11/01/52	215	229,435
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50(b)	139	87,854
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	156	109,155
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	319	218,308
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	184	144,129
Dignity Health
4.50%, 11/01/42(b)	231	200,385
5.27%, 11/01/64	160	140,725
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	424	336,843
Elevance Health, Inc.
3.13%, 05/15/50	835	544,704
3.60%, 03/15/51(b)	1,734	1,225,162
3.70%, 09/15/49	716	519,696
4.38%, 12/01/47	1,663	1,367,371
4.55%, 03/01/48	911	766,716
4.55%, 05/15/52	686	565,137
4.63%, 05/15/42	1,088	965,423
4.65%, 01/15/43	981	866,015
4.65%, 08/15/44	802	698,905
4.85%, 08/15/54(b)	263	219,586
5.10%, 01/15/44	600	555,728
5.13%, 02/15/53	1,074	957,918
5.65%, 06/15/54	920	884,192
5.70%, 02/15/55	1,215	1,172,300
5.70%, 09/15/55	485	471,305
5.85%, 11/01/64	660	643,854
6.10%, 10/15/52	749	765,793
6.38%, 06/15/37	325	352,013
Security	Par (000)	Value
Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(b)	$155	$115,807
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	107,886
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	325	264,402
4.50%, 07/01/57(b)	305	251,188
Series 2020, 2.68%, 09/01/41	395	281,166
Series 2020, 2.88%, 09/01/50(b)	344	217,903
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	80	56,088
HCA, Inc.
3.50%, 07/15/51(b)	1,833	1,227,136
4.38%, 03/15/42	464	391,644
4.63%, 03/15/52	2,190	1,763,522
5.13%, 06/15/39	1,091	1,035,130
5.25%, 06/15/49	2,449	2,185,995
5.50%, 06/15/47	1,297	1,202,496
5.70%, 11/15/55	1,030	967,851
5.90%, 06/01/53	1,210	1,165,739
5.95%, 09/15/54	1,185	1,151,923
6.00%, 04/01/54	1,710	1,671,664
6.10%, 04/01/64(b)	885	873,366
6.20%, 03/01/55(b)	1,390	1,396,369
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	884	568,226
5.88%, 06/15/54(a)(b)	720	687,238
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	277	209,101
Humana, Inc.
3.95%, 08/15/49	399	286,587
4.63%, 12/01/42	420	354,137
4.80%, 03/15/47	468	386,969
4.95%, 10/01/44	860	744,817
5.50%, 03/15/53(b)	685	613,409
5.75%, 04/15/54	1,165	1,080,007
6.00%, 05/01/55(b)	425	407,778
8.15%, 06/15/38	471	554,665
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48	279	220,612
Series 2021, 2.85%, 11/01/51	185	115,953
Inova Health System Foundation, 4.07%, 05/15/52	280	219,949
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	240	175,960
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	138,569
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	531	417,307
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,361	1,113,018
4.88%, 04/01/42	449	421,870
Series 2019, 3.27%, 11/01/49	803	555,834
Series 2021, 2.81%, 06/01/41	1,147	842,598
Series 2021, 3.00%, 06/01/51	1,178	761,421
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(b)	679	603,474
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	142	107,639
Series 2020, 3.19%, 07/01/49	89	60,702
Series 2020, 3.34%, 07/01/60(b)	399	257,462

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Mayo Clinic
3.77%, 11/15/43(b)	$200	$166,891
Series 2013, 4.00%, 11/15/47	150	119,157
Series 2016, 4.13%, 11/15/52(b)	253	200,851
Series 2021, 3.20%, 11/15/61	521	325,935
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	246	201,932
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	80	57,584
Memorial Health Services, 3.45%, 11/01/49	199	139,558
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	155	121,793
5.00%, 07/01/42	361	344,895
Series 2015, 4.20%, 07/01/55(b)	470	373,934
Series 2020, 2.96%, 01/01/50	50	32,462
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	331	201,485
Montefiore Obligated Group
4.29%, 09/01/50	135	91,943
Series 18-C, 5.25%, 11/01/48	162	130,444
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	199	146,684
MyMichigan Health, Series 2020, 3.41%, 06/01/50	195	135,864
Nationwide Children's Hospital, Inc., 4.56%, 11/01/52	212	179,498
New York and Presbyterian Hospital(The)
2.26%, 08/01/40	185	126,660
2.61%, 08/01/60(b)	155	83,934
3.56%, 08/01/36	175	153,326
4.02%, 08/01/45	310	252,801
4.06%, 08/01/56	198	152,568
4.76%, 08/01/2116(b)	180	141,883
Series 2019, 3.95%, 08/01/2119	250	169,764
Northwell Healthcare, Inc.
3.81%, 11/01/49	543	395,626
3.98%, 11/01/46(b)	350	273,262
4.26%, 11/01/47	699	567,829
6.15%, 11/01/43	185	190,278
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	224	135,581
Novant Health, Inc.
2.64%, 11/01/36(b)	321	255,012
3.17%, 11/01/51	527	344,618
3.32%, 11/01/61	507	318,725
4.37%, 11/01/43	205	173,177
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(b)	54	32,820
NYU Langone Hospitals
5.75%, 07/01/43	80	80,631
Series 2020, 3.38%, 07/01/55(b)	430	290,706
Ochsner Clinic Foundation, 5.90%, 05/15/45	190	186,044
OhioHealth Corp.
2.83%, 11/15/41	185	134,758
Series 2020, 3.04%, 11/15/50	192	128,214
Orlando Health Obligated Group
3.33%, 10/01/50(b)	195	136,685
4.09%, 10/01/48	235	187,109
Security	Par (000)	Value
Health Care - Services (continued)
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	$266	$230,458
Series 2020, 3.22%, 11/15/50(b)	295	196,246
Piedmont Healthcare, Inc.
2.86%, 01/01/52	216	133,708
Series 2042, 2.72%, 01/01/42(b)	227	159,435
Presbyterian Healthcare Services, 4.88%, 08/01/52	192	168,384
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	602	351,617
Series A, 3.93%, 10/01/48	134	101,671
Series I, 3.74%, 10/01/47	365	270,451
Queen's Health Systems (The), 4.81%, 07/01/52	195	170,924
Quest Diagnostics, Inc., 4.70%, 03/30/45	228	202,655
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	180	119,771
Roche Holdings, Inc.
2.61%, 12/13/51(a)	1,761	1,070,078
4.00%, 11/28/44(a)	518	434,454
5.22%, 03/08/54(a)(b)	1,445	1,387,622
7.00%, 03/01/39(a)	1,180	1,377,787
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	190	116,443
Sentara Health, 2.93%, 11/01/51	190	120,194
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(b)	191	115,710
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45	190	170,507
Stanford Health Care
3.03%, 08/15/51(b)	227	147,319
Series 2018, 3.80%, 11/15/48	349	268,997
Summa Health, 3.51%, 11/15/51	208	150,173
Sutter Health
5.55%, 08/15/53	10	9,780
Series 2018, 4.09%, 08/15/48	198	158,236
Series 20A, 3.16%, 08/15/40	145	112,361
Series 20A, 3.36%, 08/15/50(b)	390	269,021
Texas Health Resources
2.33%, 11/15/50	175	98,701
4.33%, 11/15/55(b)	160	131,738
Toledo Hospital (The), 5.75%, 11/15/38	170	168,553
Trinity Health Corp.
4.13%, 12/01/45	318	259,683
Series 2019, 3.43%, 12/01/48(b)	223	164,079
Series 2021, 2.63%, 12/01/40	311	222,731
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	101,287
UnitedHealth Group, Inc.
2.75%, 05/15/40	1,595	1,177,891
2.90%, 05/15/50(b)	1,411	901,029
3.05%, 05/15/41	1,852	1,396,279
3.13%, 05/15/60	755	459,462
3.25%, 05/15/51	2,039	1,370,536
3.50%, 08/15/39	1,607	1,321,229
3.70%, 08/15/49	1,285	945,157
3.75%, 10/15/47	781	588,657
3.88%, 08/15/59	1,100	786,504
3.95%, 10/15/42	910	748,272
4.20%, 01/15/47	375	303,919
4.25%, 03/15/43	894	759,465
4.25%, 04/15/47	913	744,520

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 06/15/48	$1,361	$1,102,122
4.38%, 03/15/42	801	697,445
4.45%, 12/15/48	1,053	876,157
4.63%, 11/15/41	913	823,127
4.75%, 07/15/45	2,247	1,997,602
4.75%, 05/15/52	1,735	1,490,512
4.95%, 05/15/62	900	771,600
5.05%, 04/15/53	1,807	1,616,469
5.20%, 04/15/63	1,662	1,478,423
5.38%, 04/15/54	1,645	1,539,129
5.50%, 07/15/44	1,710	1,675,420
5.50%, 04/15/64	1,000	936,355
5.63%, 07/15/54	2,585	2,509,999
5.70%, 10/15/40	589	601,473
5.75%, 07/15/64	1,740	1,692,473
5.88%, 02/15/53	1,875	1,882,177
5.95%, 02/15/41	680	708,173
5.95%, 06/15/55(b)	700	717,557
6.05%, 02/15/63	1,421	1,444,930
6.50%, 06/15/37	555	614,243
6.63%, 11/15/37	880	980,398
6.88%, 02/15/38(b)	1,335	1,523,439
UPMC, 5.38%, 05/15/43	237	221,781
WakeMed, Series A, 3.29%, 10/01/52	95	63,305
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	118,926
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	174	149,850
Series 2021, 3.07%, 03/01/51(b)	254	157,500
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	120	70,096
		124,054,555
Holding Companies - Diversified — 0.0%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	762	553,308
JAB Holdings BV
3.75%, 05/28/51(a)	510	351,595
4.50%, 04/08/52(a)	355	274,650
		1,179,553
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61	192	126,838
6.00%, 01/15/43	411	375,575
		502,413
Home Furnishings — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51	388	239,959
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.
3.95%, 08/01/47	286	224,959
5.00%, 06/15/52	415	378,879
Kimberly-Clark Corp.
2.88%, 02/07/50	435	282,583
3.20%, 07/30/46	393	279,191
3.70%, 06/01/43	165	129,335
3.90%, 05/04/47	322	252,786
5.30%, 03/01/41	412	415,175
6.63%, 08/01/37(b)	830	947,153
SC Johnson & Son, Inc.
4.00%, 05/15/43(a)	295	238,100
Security	Par (000)	Value
Household Products & Wares (continued)
4.35%, 09/30/44(a)	$250	$202,908
4.75%, 10/15/46(a)	665	583,722
4.80%, 09/01/40(a)	868	807,582
		4,742,373
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(a)(b)	945	929,889
Aflac, Inc.
4.00%, 10/15/46	561	443,010
4.75%, 01/15/49	429	372,788
6.45%, 08/15/40(b)	249	270,116
AIA Group Ltd.
3.20%, 09/16/40(a)	1,540	1,188,566
4.50%, 03/16/46(a)(b)	880	785,252
4.88%, 03/11/44(a)	432	407,713
5.40%, 09/30/54(a)(b)	575	549,205
Alleghany Corp.
3.25%, 08/15/51	350	232,247
4.90%, 09/15/44	416	374,839
Allstate Corp.(The)
3.85%, 08/10/49	486	366,194
4.20%, 12/15/46	692	559,965
4.50%, 06/15/43	405	350,368
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(d)	644	659,395
American Financial Group, Inc., 4.50%, 06/15/47	585	481,746
American International Group, Inc.
4.38%, 06/30/50(b)	1,254	1,032,405
4.50%, 07/16/44	647	562,646
4.75%, 04/01/48(b)	710	623,651
4.80%, 07/10/45	320	285,258
AmFam Holdings, Inc., 3.83%, 03/11/51(a)(b)	312	214,511
Aon Corp., 6.25%, 09/30/40	487	523,514
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	428	264,080
3.90%, 02/28/52	901	668,162
Aon Global Ltd.
4.25%, 12/12/42(b)	286	237,994
4.45%, 05/24/43	250	211,935
4.60%, 06/14/44	595	516,971
4.75%, 05/15/45	533	468,647
Aon North America, Inc., 5.75%, 03/01/54	1,785	1,746,629
Arch Capital Finance LLC, 5.03%, 12/15/46	470	430,836
Arch Capital Group Ltd., 3.64%, 06/30/50(b)	996	729,385
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	454	427,803
Arthur J Gallagher & Co.
3.05%, 03/09/52(b)	297	185,405
3.50%, 05/20/51	920	635,279
5.55%, 02/15/55(b)	1,370	1,295,736
5.75%, 03/02/53	553	535,936
5.75%, 07/15/54	422	409,492
6.75%, 02/15/54	512	560,630
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/66, (3-mo. CME Term SOFR US + 2.48%)(a)(d)	190	180,446
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(b)	210	145,263
Athene Holding Ltd.
3.45%, 05/15/52(b)	405	253,992
3.95%, 05/25/51	558	385,292
6.25%, 04/01/54(b)	805	760,027

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.63%, 05/19/55(b)	$960	$948,311
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	210	194,887
AXA SA, 6.38%, (1-day SOFR Index + 2.52%)(a)(d)(e)	275	308,633
Axis Specialty Finance PLC, 5.15%, 04/01/45(b)	164	147,463
Beacon Funding Trust, 6.27%, 08/15/54(a)	975	988,811
Belrose Funding Trust II, 6.79%, 05/15/55(a)(b)	825	846,376
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51(b)	836	495,191
2.85%, 10/15/50(b)	2,000	1,272,469
3.85%, 03/15/52	2,265	1,724,864
4.20%, 08/15/48	2,131	1,754,364
4.25%, 01/15/49	1,965	1,624,370
4.30%, 05/15/43(b)	356	313,876
4.40%, 05/15/42	988	887,895
5.75%, 01/15/40	844	907,212
Berkshire Hathaway, Inc., 4.50%, 02/11/43(b)	784	714,028
Brighthouse Financial, Inc.
3.85%, 12/22/51	273	165,477
4.70%, 06/22/47(b)	921	665,157
Brown & Brown, Inc.
4.95%, 03/17/52(b)	530	445,713
6.25%, 06/23/55(b)	910	913,524
Chubb INA Holdings LLC
2.85%, 12/15/51(b)	423	267,973
3.05%, 12/15/61	794	486,521
4.15%, 03/13/43	524	445,384
4.35%, 11/03/45	1,365	1,173,660
6.00%, 05/11/37	855	912,607
Series 1, 6.50%, 05/15/38	578	645,984
Corebridge Financial, Inc.
4.35%, 04/05/42	510	429,734
4.40%, 04/05/52(b)	1,043	841,320
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	487	311,804
Equitable Holdings, Inc., 5.00%, 04/20/48(b)	1,375	1,204,459
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	758	473,547
3.50%, 10/15/50	1,086	738,763
4.87%, 06/01/44	315	272,145
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	510	511,801
6.35%, 03/22/54(b)	895	927,440
6.50%, 05/20/55	25	26,412
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	232	197,640
Fidelity National Financial, Inc., 3.20%, 09/17/51(b)	235	146,223
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	506	509,947
Global Atlantic Fin Co., 6.75%, 03/15/54(a)(b)	447	435,285
Grand River Funding Trust II, 7.28%, 02/15/56(a)	55	57,663
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	513	431,550
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	736	585,616
Guardian Life Insurance Co. of America(The)
3.70%, 01/22/70(a)	214	138,750
4.85%, 01/24/77(a)(b)	583	475,059
4.88%, 06/19/64(a)	325	273,542
Security	Par (000)	Value
Insurance (continued)
Hartford Insurance Group, Inc.
2.90%, 09/15/51	$420	$263,590
3.60%, 08/19/49	873	632,981
4.30%, 04/15/43	479	404,873
4.40%, 03/15/48	415	346,727
5.95%, 10/15/36	170	180,058
6.10%, 10/01/41(b)	283	297,915
6.63%, 03/30/40	487	531,379
Henneman Trust, 6.58%, 05/15/55(a)(b)	330	345,473
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	350	344,416
Jackson Financial, Inc., 4.00%, 11/23/51	302	208,576
Liberty Mutual Group, Inc.
3.95%, 10/15/50(a)	1,320	975,377
3.95%, 05/15/60(a)	448	309,969
4.85%, 08/01/44(a)(b)	325	281,487
5.50%, 06/15/52(a)	1,073	1,004,241
6.50%, 05/01/42(a)(b)	422	429,127
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	220	244,344
Lincoln National Corp.
4.35%, 03/01/48(b)	305	234,381
6.30%, 10/09/37	341	361,831
7.00%, 06/15/40	658	721,390
Loews Corp., 4.13%, 05/15/43	455	377,324
Manulife Financial Corp., 5.38%, 03/04/46	799	774,417
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	468	333,566
Markel Group, Inc.
3.45%, 05/07/52	421	282,517
4.15%, 09/17/50	470	358,414
4.30%, 11/01/47	313	248,629
5.00%, 03/30/43(b)	205	185,382
5.00%, 04/05/46(b)	556	495,531
5.00%, 05/20/49	693	607,268
6.00%, 05/16/54(b)	490	490,328
Marsh & McLennan Companies, Inc.
2.90%, 12/15/51	293	182,396
4.20%, 03/01/48	614	494,815
4.35%, 01/30/47	479	397,132
4.75%, 03/15/39	1,750	1,653,975
4.90%, 03/15/49	1,221	1,085,422
5.35%, 11/15/44	510	491,063
5.40%, 03/15/55(b)	1,390	1,321,115
5.45%, 03/15/53	527	502,107
5.45%, 03/15/54	459	438,122
5.70%, 09/15/53	934	924,174
6.25%, 11/01/52	470	498,172
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	535	323,308
3.38%, 04/15/50(a)	479	326,085
3.73%, 10/15/70(a)(b)	908	586,691
4.50%, 04/15/65(a)	156	119,386
4.90%, 04/01/77(a)	318	252,542
5.08%, 02/15/69(a)(d)	1,055	933,637
5.38%, 12/01/41(a)	216	197,822
5.67%, 12/01/52(a)(b)	331	320,267
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	555	606,680
MetLife, Inc.
4.05%, 03/01/45	1,165	955,112
4.13%, 08/13/42	722	606,834

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.60%, 05/13/46	$952	$834,992
4.72%, 12/15/44	497	438,037
4.88%, 11/13/43	882	811,560
5.00%, 07/15/52(b)	1,145	1,035,549
5.25%, 01/15/54(b)	713	671,066
5.88%, 02/06/41	1,366	1,417,534
6.40%, 12/15/66(b)	858	879,228
9.25%, 04/08/68(a)	725	849,585
10.75%, 08/01/69	348	449,381
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT +2.95%)(a)(d)	207	209,727
6.80%, 06/15/36(a)	93	100,854
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	220	176,914
Nationwide Financial Services, Inc.
3.90%, 11/30/49(a)	1,290	977,414
5.30%, 11/18/44(a)	237	216,609
6.75%, 05/15/87(b)	430	422,815
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	1,040	797,299
4.95%, 04/22/44(a)	619	536,044
9.38%, 08/15/39(a)	622	802,476
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,322	973,737
4.45%, 05/15/69(a)	760	586,518
6.75%, 11/15/39(a)	849	946,921
Northwestern Mutual Life Insurance Co.(The)
3.45%, 03/30/51(a)	773	533,410
3.63%, 09/30/59(a)	949	643,242
3.85%, 09/30/47(a)(b)	2,049	1,563,561
6.06%, 03/30/40(a)	1,061	1,091,405
6.17%, 05/29/55(a)	747	774,814
Old Republic International Corp., 3.85%, 06/11/51	507	363,109
Omnis Funding Trust, 6.72%, 05/15/55(a)	660	687,180
OneAmerica Financial Partners, Inc., 4.25%, 10/15/50(a)	336	249,106
Pacific Life Insurance Co.
4.30%, 10/24/67(a)(d)	725	575,471
5.95%, 09/15/55(a)(b)	285	282,240
9.25%, 06/15/39(a)(b)	245	325,261
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	804	544,672
5.13%, 01/30/43(a)	629	585,951
5.40%, 09/15/52(a)(b)	780	733,703
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	300	198,515
Pine Street Trust II, 5.57%, 02/15/49(a)	298	276,930
Pine Street Trust III, 6.22%, 05/15/54(a)	440	444,352
Principal Financial Group, Inc.
4.30%, 11/15/46	427	350,766
4.35%, 05/15/43	226	191,330
4.63%, 09/15/42	376	332,095
5.50%, 03/15/53	217	207,849
6.05%, 10/15/36	606	647,755
Progressive Corp.(The)
3.70%, 01/26/45	439	337,508
3.70%, 03/15/52	330	242,375
3.95%, 03/26/50	583	450,279
4.13%, 04/15/47	786	633,522
4.20%, 03/15/48	545	445,809
Security	Par (000)	Value
Insurance (continued)
4.35%, 04/25/44	$344	$291,533
Prudential Financial, Inc.
3.00%, 03/10/40	442	337,714
3.70%, 03/13/51(b)	1,305	951,307
3.91%, 12/07/47	933	715,634
3.94%, 12/07/49	1,091	830,104
4.35%, 02/25/50	905	736,198
4.42%, 03/27/48	450	370,256
4.60%, 05/15/44	748	651,355
5.70%, 12/14/36	822	854,549
6.63%, 12/01/37(b)	398	443,083
6.63%, 06/21/40	384	424,768
Reinsurance Group of America, Inc., 6.38%, 09/15/56, (5-year CMT + 2.34%)(b)(d)	25	24,659
Securian Financial Group, Inc., 4.80%, 04/15/48(a)	395	336,964
Selective Insurance Group, Inc., 5.38%, 03/01/49(b)	307	281,660
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46, (3-mo. CME Term SOFR + 2.13%)(a)(d)	545	545,368
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	190	160,464
Symetra Life Insurance Co., 6.55%, 10/01/55(a)	370	378,721
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	1,131	759,777
4.27%, 05/15/47(a)(b)	2,037	1,642,609
4.90%, 09/15/44(a)	1,516	1,355,164
6.85%, 12/16/39(a)	1,055	1,179,044
Transatlantic Holdings, Inc., 8.00%, 11/30/39	247	299,552
Travelers Companies, Inc.(The)
2.55%, 04/27/50(b)	430	257,652
3.05%, 06/08/51	495	324,658
3.75%, 05/15/46	389	301,293
4.00%, 05/30/47	677	539,266
4.05%, 03/07/48	565	453,142
4.10%, 03/04/49	491	392,371
4.30%, 08/25/45	401	337,032
4.60%, 08/01/43	520	463,227
5.35%, 11/01/40	539	536,202
5.45%, 05/25/53(b)	534	519,440
5.70%, 07/24/55(b)	810	818,676
6.25%, 06/15/37	1,320	1,442,713
6.75%, 06/20/36	277	313,252
Trinity Acquisition PLC, 6.13%, 08/15/43	229	228,827
Unum Group
4.05%, 08/15/41(a)	460	373,410
4.13%, 06/15/51	545	409,828
4.50%, 12/15/49	600	484,842
5.75%, 08/15/42(b)	485	479,693
6.00%, 06/15/54(b)	300	296,582
W.R. Berkley Corp.
3.15%, 09/30/61	239	143,626
3.55%, 03/30/52	242	168,407
4.00%, 05/12/50	472	362,421
4.75%, 08/01/44(b)	298	265,028
6.25%, 02/15/37(b)	295	314,548
Western & Southern Life Insurance Co.(The)
3.75%, 04/28/61(a)(b)	285	190,650
5.15%, 01/15/49(a)	365	325,663

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America, Inc.
3.88%, 09/15/49	$566	$421,824
5.05%, 09/15/48	458	405,160
5.90%, 03/05/54	560	555,926
Wynnton Funding Trust II, 5.99%, 08/15/55(a)	805	803,694
XL Group Ltd., 5.25%, 12/15/43(b)	265	246,983
		130,584,025
Internet — 4.0%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	743	555,863
3.15%, 02/09/51(b)	1,540	1,053,509
3.25%, 02/09/61	720	466,644
4.00%, 12/06/37(b)	967	883,767
4.20%, 12/06/47	1,607	1,342,298
4.40%, 12/06/57(b)	969	803,300
5.63%, 11/26/54(b)	350	355,041
Alphabet, Inc.
1.90%, 08/15/40(b)	1,612	1,073,338
2.05%, 08/15/50	2,164	1,163,265
2.25%, 08/15/60	1,792	906,110
5.25%, 05/15/55	2,655	2,503,440
5.30%, 05/15/65	1,510	1,398,430
5.35%, 11/15/45	1,585	1,547,716
5.45%, 11/15/55	3,175	3,066,188
5.50%, 02/15/46	2,650	2,624,859
5.65%, 02/15/56	1,735	1,724,764
5.70%, 11/15/75	2,575	2,516,947
5.75%, 02/15/66	1,900	1,885,330
Amazon.com, Inc.
2.50%, 06/03/50(b)	2,325	1,367,375
2.70%, 06/03/60	1,814	1,003,679
2.88%, 05/12/41	1,844	1,372,884
3.10%, 05/12/51	3,136	2,063,853
3.25%, 05/12/61(b)	1,614	1,007,138
3.88%, 08/22/37	2,280	2,054,574
3.95%, 04/13/52(b)	2,431	1,873,385
4.05%, 08/22/47	3,322	2,672,836
4.10%, 04/13/62(b)	1,159	867,770
4.25%, 08/22/57	2,058	1,617,686
4.95%, 12/05/44(b)	1,438	1,353,486
5.45%, 11/20/55	3,030	2,891,373
5.55%, 11/20/65	1,905	1,806,487
5.65%, 03/13/46	2,265	2,261,968
5.80%, 03/13/56	4,740	4,744,523
5.95%, 03/13/66	2,825	2,846,207
6.05%, 03/13/76	2,945	2,970,432
AppLovin Corp., 5.95%, 12/01/54	300	288,037
eBay, Inc.
3.65%, 05/10/51	835	608,557
4.00%, 07/15/42	765	615,494
JD.com, Inc., 4.13%, 01/14/50	203	166,284
Meta Platforms, Inc.
4.45%, 08/15/52	2,914	2,286,054
4.65%, 08/15/62	2,309	1,779,286
5.40%, 08/15/54	3,213	2,876,341
5.50%, 11/15/45	5,480	5,143,940
5.55%, 08/15/64	3,265	2,904,278
5.60%, 05/15/53	2,554	2,365,122
5.63%, 11/15/55	4,575	4,218,564
5.75%, 05/15/63	2,291	2,102,177
5.75%, 11/15/65	4,770	4,371,062
Security	Par (000)	Value
Internet (continued)
6.20%, 05/15/46	$1,620	$1,637,908
6.30%, 05/15/56	1,620	1,634,597
6.45%, 05/15/66	1,620	1,632,743
Netflix, Inc., 5.40%, 08/15/54(b)	495	481,420
Prosus NV
3.83%, 02/08/51(a)	1,390	937,880
4.03%, 08/03/50(a)(b)	1,392	975,939
4.99%, 01/19/52(a)	667	533,786
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	2,307	1,623,857
3.29%, 06/03/60(a)(b)	530	352,354
3.68%, 04/22/41(a)(b)	627	534,637
3.84%, 04/22/51(a)	1,380	1,075,973
3.93%, 01/19/38(a)	1,115	1,014,287
3.94%, 04/22/61(a)(b)	986	747,959
4.53%, 04/11/49(a)	255	224,500
Uber Technologies, Inc., 5.35%, 09/15/54(b)	1,112	1,035,218
		104,814,719
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(b)	425	445,093
6.75%, 03/01/41	363	395,092
7.00%, 10/15/39	732	816,709
GUSAP III LP, 7.25%, 04/16/44(a)	432	485,460
Nucor Corp.
2.98%, 12/15/55(b)	304	189,888
3.85%, 04/01/52	465	354,181
4.40%, 05/01/48(b)	246	207,631
5.20%, 08/01/43(b)	317	307,264
6.40%, 12/01/37	440	489,582
Reliance, Inc., 6.85%, 11/15/36	195	218,232
Steel Dynamics, Inc.
3.25%, 10/15/50	344	229,572
5.75%, 05/15/55	310	307,284
Vale Overseas Ltd.
6.40%, 06/28/54	1,595	1,629,819
6.88%, 11/21/36(b)	584	654,693
6.88%, 11/10/39	448	497,952
Vale SA, 5.63%, 09/11/42(b)	416	413,154
		7,641,606
Leisure Time — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(b)	259	207,310
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	1,005	973,355
		1,180,665
Lodging — 0.1%
Marriott International, Inc., 5.50%, 04/15/37	1,270	1,283,566
Marriott International, Inc./MD, 5.10%, 05/01/38	805	778,436
		2,062,002
Machinery — 0.5%
Caterpillar, Inc.
3.25%, 09/19/49	965	681,375
3.25%, 04/09/50	1,144	805,059
3.80%, 08/15/42	1,430	1,192,266
4.30%, 05/15/44	631	547,365
4.75%, 05/15/64(b)	495	435,321
5.20%, 05/27/41(b)	536	537,172
5.50%, 05/15/55(b)	240	243,743
6.05%, 08/15/36(b)	408	446,783
Deere & Co.
2.88%, 09/07/49(b)	355	234,839

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.75%, 04/15/50	$1,016	$783,032
3.90%, 06/09/42	1,055	896,162
5.70%, 01/19/55(b)	610	627,731
Dover Corp.
5.38%, 03/01/41(b)	232	231,247
6.60%, 03/15/38(b)	266	297,220
GE Vernova, Inc., 5.50%, 02/04/56(b)	885	858,081
Ingersoll Rand, Inc., 5.70%, 06/15/54	495	489,108
Otis Worldwide Corp.
3.11%, 02/15/40	755	582,286
3.36%, 02/15/50	775	538,673
Rockwell Automation, Inc.
2.80%, 08/15/61(b)	245	139,787
4.20%, 03/01/49	554	451,870
6.25%, 12/01/37	185	204,513
Vertiv Holdings Co.
5.65%, 03/15/46	495	482,825
5.80%, 03/15/56	300	295,700
5.95%, 03/15/66	370	365,222
Xylem, Inc./New York, 4.38%, 11/01/46	425	355,327
		12,722,707
Manufacturing — 0.6%
3M Co.
3.13%, 09/19/46	538	370,146
3.25%, 08/26/49(b)	1,001	690,589
3.63%, 10/15/47	411	305,309
3.70%, 04/15/50	612	454,427
3.88%, 06/15/44	224	179,722
4.00%, 09/14/48	1,090	860,212
5.70%, 03/15/37(b)	656	683,737
Eaton Corp.
3.92%, 09/15/47	245	194,673
4.15%, 11/02/42	790	682,294
4.70%, 08/23/52(b)	517	461,239
5.45%, 03/06/56	1,285	1,264,635
Illinois Tool Works, Inc.
3.90%, 09/01/42(b)	973	819,802
4.88%, 09/15/41	555	529,714
Parker-Hannifin Corp.
4.00%, 06/14/49	949	756,646
4.10%, 03/01/47	384	314,096
4.45%, 11/21/44	377	330,496
6.25%, 05/15/38	365	400,488
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	1,376	1,031,408
3.30%, 09/15/46(a)	1,168	849,516
4.20%, 03/16/47(a)	1,305	1,097,398
4.40%, 05/27/45(a)	1,443	1,252,111
Siemens Funding BV
5.80%, 05/28/55(a)	1,090	1,117,723
5.90%, 05/28/65(a)	885	908,280
		15,554,661
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,680	1,173,139
3.50%, 03/01/42	1,461	1,006,540
3.70%, 04/01/51	1,844	1,137,431
3.85%, 04/01/61(b)	1,294	752,775
3.90%, 06/01/52	1,682	1,068,582
Security	Par (000)	Value
Media (continued)
3.95%, 06/30/62	$1,335	$784,823
4.40%, 12/01/61	1,331	852,258
4.80%, 03/01/50	2,519	1,869,097
5.13%, 07/01/49	1,176	904,759
5.25%, 04/01/53(b)	1,102	860,049
5.38%, 04/01/38	1,310	1,167,427
5.38%, 05/01/47	2,174	1,753,845
5.50%, 04/01/63	696	533,930
5.75%, 04/01/48	2,421	2,036,636
6.48%, 10/23/45	3,485	3,221,345
6.70%, 12/01/55	580	549,096
6.83%, 10/23/55	345	325,210
Comcast Corp.
2.45%, 08/15/52(b)	1,527	799,515
2.65%, 08/15/62	1,042	516,927
2.80%, 01/15/51(b)	2,054	1,187,104
2.89%, 11/01/51	5,011	2,924,781
2.94%, 11/01/56	4,168	2,337,542
2.99%, 11/01/63	3,276	1,756,171
3.20%, 07/15/36	1,392	1,169,670
3.25%, 11/01/39	1,792	1,386,337
3.40%, 07/15/46(b)	1,482	1,021,653
3.45%, 02/01/50	2,241	1,485,092
3.75%, 04/01/40	1,823	1,482,576
3.90%, 03/01/38	1,752	1,507,313
3.97%, 11/01/47	2,282	1,690,914
4.00%, 08/15/47	1,209	903,039
4.00%, 03/01/48	1,133	841,069
4.00%, 11/01/49	2,380	1,740,725
4.05%, 11/01/52	850	612,551
4.60%, 10/15/38(b)	1,207	1,104,805
4.60%, 08/15/45	552	463,684
4.65%, 07/15/42	456	396,817
4.70%, 10/15/48	2,208	1,821,366
4.75%, 03/01/44	309	267,357
4.95%, 10/15/58	644	529,807
5.17%, 01/15/37(a)(b)	650	634,610
5.35%, 05/15/53(b)	1,738	1,538,974
5.50%, 05/15/64(b)	1,081	955,953
5.65%, 06/01/54(b)	1,257	1,158,365
6.05%, 05/15/55(b)	1,055	1,042,152
6.40%, 03/01/40(b)	511	541,123
6.45%, 03/15/37	895	972,817
6.55%, 07/01/39(b)	415	450,351
6.95%, 08/15/37	653	733,588
Cox Communications, Inc.
2.95%, 10/01/50(a)	645	345,526
3.60%, 06/15/51(a)	492	295,471
4.50%, 06/30/43(a)	306	231,621
4.60%, 08/15/47(a)	350	251,550
4.70%, 12/15/42(a)	901	696,984
5.80%, 12/15/53(a)	590	495,122
5.95%, 09/01/54(a)	400	344,614
8.38%, 03/01/39(a)	830	933,401
Fox Corp.
5.48%, 01/25/39	1,161	1,142,173
5.58%, 01/25/49(b)	1,283	1,210,970
Grupo Televisa SAB, 6.63%, 01/15/40	65	56,818
NBCUniversal Media LLC
4.45%, 01/15/43	800	668,413
5.95%, 04/01/41	303	308,946

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.40%, 04/30/40(b)	$465	$497,870
Time Warner Cable LLC
4.50%, 09/15/42	1,643	1,242,546
5.50%, 09/01/41	1,337	1,153,627
5.88%, 11/15/40	1,643	1,477,250
6.55%, 05/01/37	2,382	2,379,322
6.75%, 06/15/39	2,139	2,124,080
7.30%, 07/01/38	1,787	1,862,364
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	358	246,455
3.70%, 12/01/42	397	315,954
4.13%, 06/01/44	912	755,552
4.38%, 08/16/41	255	225,675
Series E, 4.13%, 12/01/41	490	420,674
Walt Disney Co.(The)
2.75%, 09/01/49	2,418	1,510,809
3.50%, 05/13/40	1,766	1,450,951
3.60%, 01/13/51	2,015	1,478,472
3.80%, 05/13/60	430	311,115
4.63%, 03/23/40(b)	955	895,389
4.70%, 03/23/50(b)	1,538	1,356,066
4.75%, 09/15/44	672	604,776
4.75%, 11/15/46	470	416,787
4.95%, 10/15/45	318	292,547
5.40%, 10/01/43	585	575,945
6.15%, 03/01/37	599	651,453
6.15%, 02/15/41	703	754,958
6.65%, 11/15/37	1,187	1,338,183
7.75%, 12/01/45	255	317,919
		87,610,038
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	411	340,031
4.38%, 06/15/45	273	234,234
Valmont Industries, Inc.
5.00%, 10/01/44	330	299,531
5.25%, 10/01/54	286	264,824
		1,138,620
Mining — 1.5%
Anglo American Capital PLC
3.95%, 09/10/50(a)	471	354,862
4.75%, 03/16/52(a)(b)	688	584,358
6.00%, 04/05/54(a)(b)	418	420,770
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	464	503,352
Barrick Mining Corp., 5.25%, 04/01/42(b)	315	308,968
Barrick North America Finance LLC
5.70%, 05/30/41	678	690,724
5.75%, 05/01/43	909	922,197
7.50%, 09/15/38	285	334,695
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	725	758,565
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	782	674,657
5.00%, 09/30/43	2,399	2,264,781
5.50%, 09/08/53(b)	629	620,756
5.75%, 09/05/55	970	986,645
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(a)	598	376,025
3.70%, 01/30/50(a)	2,558	1,774,919
Security	Par (000)	Value
Mining (continued)
4.25%, 07/17/42(a)	$1,195	$975,759
4.38%, 02/05/49(a)	1,161	907,995
4.50%, 08/01/47(a)	1,232	987,636
4.88%, 11/04/44(a)	782	674,618
5.63%, 10/18/43(a)(b)	890	846,079
6.15%, 10/24/36(a)(b)	533	553,971
6.30%, 09/08/53(a)	1,235	1,246,652
6.78%, 01/13/55(a)	870	915,893
Freeport Indonesia PT, 6.20%, 04/14/52(a)	657	642,409
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,732	1,683,180
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	765	594,077
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	518	507,279
6.00%, 11/15/41(a)(b)	356	363,976
6.90%, 11/15/37(a)	498	553,349
Glencore Funding LLC
3.38%, 09/23/51(a)	342	229,576
3.88%, 04/27/51(a)(b)	429	316,817
5.89%, 04/04/54(a)(b)	460	459,179
6.14%, 04/01/55(a)(b)	495	510,240
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)	374	347,588
6.76%, 11/15/48(a)	171	177,457
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	477	392,261
5.65%, 09/12/49(a)	505	468,973
Kinross Gold Corp., 6.88%, 09/01/41(b)	190	208,187
Minera Mexico SA de CV, 4.50%, 01/26/50(a)	937	770,036
Newmont Corp.
4.88%, 03/15/42(b)	438	413,076
5.45%, 06/09/44	455	443,605
6.25%, 10/01/39(b)	185	196,269
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	454	363,678
5.75%, 11/15/41	327	326,715
Nexa Resources SA, 6.60%, 04/08/37(a)	130	134,854
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,010	620,215
5.20%, 11/02/40	1,048	1,034,177
Rio Tinto Finance USA PLC
4.13%, 08/21/42	672	573,355
4.75%, 03/22/42(b)	408	376,810
5.13%, 03/09/53	993	921,127
5.75%, 03/14/55	1,770	1,791,557
5.88%, 03/14/65	1,475	1,509,684
Southern Copper Corp.
5.25%, 11/08/42	1,256	1,197,097
5.88%, 04/23/45	1,266	1,279,701
6.75%, 04/16/40	1,067	1,184,501
		39,275,882
Oil & Gas — 5.7%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)	1,060	950,925
Aker BP ASA, 5.80%, 10/01/54(a)	745	700,870
APA Corp.
4.75%, 04/15/43	70	55,416
5.10%, 09/01/40	475	437,974
5.35%, 07/01/49	490	431,122
6.00%, 01/15/37	260	265,161
6.75%, 02/15/55	490	514,967
Apache Corp., 5.25%, 02/01/42(b)	180	154,975

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets America, Inc.
2.77%, 11/10/50	$1,659	$1,026,726
2.94%, 06/04/51	2,166	1,378,913
3.00%, 02/24/50	2,055	1,345,127
3.00%, 03/17/52	1,125	720,788
3.06%, 06/17/41	1,190	901,506
3.38%, 02/08/61(b)	2,177	1,415,231
Burlington Resources LLC, 5.95%, 10/15/36	201	214,959
Canadian Natural Resources Ltd.
4.95%, 06/01/47(b)	920	818,775
6.25%, 03/15/38	1,044	1,109,588
6.50%, 02/15/37	387	418,033
6.75%, 02/01/39	280	307,466
Cenovus Energy, Inc.
3.75%, 02/15/52(b)	746	537,714
5.25%, 06/15/37	382	371,785
5.40%, 06/15/47(b)	669	620,162
6.75%, 11/15/39	459	507,205
Chevron Corp.
2.98%, 05/11/40	179	135,998
3.08%, 05/11/50	1,058	714,070
Chevron USA, Inc.
2.34%, 08/12/50	828	477,942
5.25%, 11/15/43	186	185,328
6.00%, 03/01/41	310	335,212
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	540,588
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	248,535
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	355,835
4.25%, 05/09/43	220	200,062
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(b)	605	591,611
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	415,906
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	615	672,618
ConocoPhillips
4.88%, 10/01/47	529	469,748
5.90%, 05/15/38(b)	250	264,853
ConocoPhillips Co.
3.76%, 03/15/42	657	535,864
3.80%, 03/15/52	1,348	995,742
4.03%, 03/15/62	1,747	1,279,754
4.30%, 11/15/44	769	649,888
5.30%, 05/15/53	1,236	1,157,427
5.50%, 01/15/55(b)	1,445	1,390,840
5.55%, 03/15/54	1,174	1,140,726
5.65%, 01/15/65	635	614,265
5.70%, 09/15/63	675	657,722
5.95%, 03/15/46(b)	325	333,780
6.50%, 02/01/39(b)	1,580	1,751,410
6.60%, 10/01/37(b)	185	205,485
Continental Resources, Inc./OK, 4.90%, 06/01/44	580	477,101
Coterra Energy, Inc., 5.90%, 02/15/55	730	718,811
Devon Energy Corp.
4.75%, 05/15/42	758	678,206
5.00%, 06/15/45	712	640,743
5.60%, 07/15/41	1,042	1,030,097
5.75%, 09/15/54(b)	1,020	987,106
Diamondback Energy, Inc.
5.75%, 04/18/54(b)	1,355	1,331,234
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 04/18/64	$1,050	$1,039,423
6.25%, 03/15/53	667	693,855
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)	591	487,652
Eni SpA
5.70%, 10/01/40(a)	165	162,338
5.95%, 05/15/54(a)(b)	1,220	1,216,643
6.00%, 05/18/56(a)	775	773,068
EOG Resources, Inc.
4.95%, 04/15/50(b)	946	847,288
5.65%, 12/01/54(b)	891	875,822
5.95%, 07/15/55	790	810,063
Equinor ASA
3.25%, 11/18/49	914	635,805
3.63%, 04/06/40	463	388,405
3.70%, 04/06/50	1,094	824,884
3.95%, 05/15/43	709	588,937
4.25%, 11/23/41	565	492,904
4.80%, 11/08/43	651	601,220
5.10%, 08/17/40	763	749,413
Exxon Mobil Corp.
3.00%, 08/16/39	678	539,916
3.10%, 08/16/49	1,452	987,817
3.45%, 04/15/51	2,663	1,910,284
3.57%, 03/06/45	716	557,943
4.11%, 03/01/46	2,401	2,001,816
4.23%, 03/19/40	1,787	1,619,216
4.33%, 03/19/50	2,599	2,178,769
Hess Corp.
5.60%, 02/15/41	1,109	1,132,042
5.80%, 04/01/47	655	669,569
6.00%, 01/15/40	554	586,864
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)(b)	1,115	1,063,957
6.38%, 10/24/48(a)	1,100	1,107,381
Marathon Petroleum Corp.
4.50%, 04/01/48	671	542,685
4.75%, 09/15/44	560	489,508
5.00%, 09/15/54(b)	418	357,877
5.85%, 12/15/45	259	248,697
6.50%, 03/01/41	1,053	1,134,089
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	646	701,910
Occidental Petroleum Corp.
4.10%, 02/15/47	211	162,026
4.20%, 03/15/48	190	149,736
4.40%, 04/15/46	352	290,538
4.40%, 08/15/49(b)	509	400,125
4.63%, 06/15/45	201	167,393
6.05%, 10/01/54(b)	990	1,003,250
6.20%, 03/15/40	755	793,254
6.45%, 09/15/36	1,581	1,716,896
6.60%, 03/15/46	999	1,071,083
7.95%, 06/15/39	380	455,780
Ovintiv, Inc.
6.50%, 02/01/38	330	350,421
6.63%, 08/15/37	325	349,377
7.10%, 07/15/53	424	470,512
Pertamina Persero PT
4.15%, 02/25/60(a)	702	516,820
4.18%, 01/21/50(a)	865	664,867
4.70%, 07/30/49(a)	696	579,990

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.63%, 05/20/43(a)	$1,347	$1,274,304
6.00%, 05/03/42(a)(b)	1,252	1,233,934
6.45%, 05/30/44(a)	1,468	1,510,195
6.50%, 05/27/41(a)	590	616,326
6.50%, 11/07/48(a)	839	866,604
Petronas Capital Ltd.
3.40%, 04/28/61(a)	1,990	1,349,152
4.50%, 03/18/45(a)(b)	1,659	1,478,670
4.55%, 04/21/50(a)	3,006	2,645,518
4.80%, 04/21/60(a)(b)	1,298	1,157,981
5.85%, 04/03/55(a)(b)	875	917,268
Phillips 66
3.30%, 03/15/52(b)	909	599,576
4.88%, 11/15/44	1,520	1,354,199
5.88%, 05/01/42	1,369	1,380,948
Phillips 66 Co.
4.68%, 02/15/45	274	235,371
4.90%, 10/01/46	643	567,277
5.50%, 03/15/55	590	549,630
5.65%, 06/15/54(b)	470	444,727
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	50	52,198
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(a)	710	486,949
4.50%, 10/25/42(a)	205	180,977
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)	600	448,370
6.35%, 06/12/42(a)	595	642,898
Qatar Energy
3.13%, 07/12/41(a)(b)	3,837	2,883,197
3.30%, 07/12/51(a)	3,863	2,605,732
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,937	1,389,381
3.75%, 01/12/62(a)	816	572,236
4.88%, 02/10/45(a)	485	440,749
6.25%, 10/19/40(a)	390	423,455
Saudi Arabian Oil Co.
3.25%, 11/24/50(a)	2,176	1,426,547
3.50%, 11/24/70(a)	2,090	1,291,797
4.25%, 04/16/39(a)(b)	3,008	2,654,481
4.38%, 04/16/49(a)	2,658	2,146,684
5.75%, 07/17/54(a)	1,997	1,888,019
5.88%, 07/17/64(a)	1,445	1,359,592
6.38%, 06/02/55(a)	1,255	1,278,340
Shell Finance U.S., Inc.
3.00%, 11/26/51(a)	889	577,996
3.13%, 11/07/49(a)	1,089	732,289
3.25%, 04/06/50(b)	1,641	1,137,669
3.75%, 09/12/46	1,024	794,032
4.00%, 05/10/46	1,843	1,478,472
4.38%, 05/11/45	2,265	1,938,530
4.55%, 08/12/43	827	733,143
5.13%, 10/15/41(a)	559	537,025
5.50%, 03/25/40(a)	1,026	1,038,051
6.38%, 12/15/38(a)	1,776	1,952,782
Shell International Finance BV
2.88%, 11/26/41	355	259,601
3.13%, 11/07/49(b)	150	100,424
3.25%, 04/06/50(b)	355	243,724
3.63%, 08/21/42	435	346,102
4.00%, 05/10/46	510	409,401
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 05/11/45(b)	$480	$410,219
4.55%, 08/12/43	340	296,513
6.38%, 12/15/38(b)	385	423,920
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	425	380,278
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,148	1,122,170
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	530	549,196
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	855	752,784
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(a)	555	491,145
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	445	381,725
4.25%, 04/12/47(a)	270	240,174
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(a)	595	426,038
3.35%, 05/13/50(a)	480	359,851
3.44%, 11/12/49(a)	290	223,483
3.68%, 08/08/49(a)	345	278,328
4.60%, 09/12/48(a)(b)	508	473,739
Suncor Energy, Inc.
3.75%, 03/04/51(b)	787	565,932
4.00%, 11/15/47	821	632,362
6.50%, 06/15/38(b)	340	364,333
6.80%, 05/15/38	556	610,137
6.85%, 06/01/39	695	773,298
Thaioil Treasury Center Co. Ltd.
3.75%, 06/18/50(a)	540	390,213
5.38%, 11/20/48(a)	15	13,824
TotalEnergies Capital International SA
2.99%, 06/29/41	594	445,224
3.13%, 05/29/50(b)	2,333	1,571,694
3.39%, 06/29/60	944	617,189
3.46%, 07/12/49	1,100	790,468
TotalEnergies Capital SA
5.28%, 09/10/54	950	895,525
5.43%, 09/10/64	1,292	1,217,752
5.49%, 04/05/54(b)	1,653	1,605,811
5.64%, 04/05/64	1,130	1,099,552
Valero Energy Corp.
3.65%, 12/01/51	840	587,389
4.00%, 06/01/52(b)	495	365,093
4.90%, 03/15/45	461	407,914
6.63%, 06/15/37	1,188	1,311,990
Woodside Finance Ltd., 5.70%, 09/12/54	740	709,950
XTO Energy, Inc., 6.75%, 08/01/37	195	223,699
		150,191,458
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,309	1,264,270
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(b)	1,691	1,353,454
5.85%, 06/15/56	2,110	2,103,457
Halliburton Co.
4.50%, 11/15/41	372	325,566
4.75%, 08/01/43	757	674,229
5.00%, 11/15/45	1,783	1,618,343
6.70%, 09/15/38	673	746,881

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
7.45%, 09/15/39	$838	$983,940
NOV, Inc., 3.95%, 12/01/42(b)	915	736,660
		9,806,800
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	590	380,541
4.05%, 12/15/49	373	288,539
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	820	813,417
Sonoco Products Co., 5.75%, 11/01/40(b)	480	482,790
		1,965,287
Pharmaceuticals — 6.5%
AbbVie, Inc.
4.05%, 11/21/39	3,779	3,332,650
4.25%, 11/21/49	5,307	4,344,304
4.40%, 11/06/42	2,448	2,160,384
4.45%, 05/14/46	1,901	1,635,186
4.63%, 10/01/42	437	394,225
4.70%, 05/14/45	2,482	2,220,513
4.75%, 03/15/45	639	575,991
4.85%, 06/15/44	1,004	921,778
4.88%, 11/14/48	1,530	1,378,054
5.35%, 03/15/44	660	646,130
5.40%, 03/15/54	2,910	2,803,873
5.50%, 03/15/64	1,070	1,030,529
5.55%, 03/15/56	890	872,920
5.60%, 03/15/55	715	708,433
5.65%, 03/15/66	1,085	1,066,278
AstraZeneca PLC
2.13%, 08/06/50	419	233,477
3.00%, 05/28/51	466	311,513
4.00%, 09/18/42	866	736,055
4.38%, 11/16/45	942	823,060
4.38%, 08/17/48	527	453,789
6.45%, 09/15/37	2,710	3,025,837
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	260	192,507
4.40%, 07/15/44(a)	930	747,582
4.63%, 06/25/38(a)(b)	1,246	1,128,726
4.65%, 11/15/43(a)(b)	290	236,610
4.70%, 07/15/64(a)	590	456,024
4.88%, 06/25/48(a)	1,753	1,467,411
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	605	654,704
Becton Dickinson & Co.
3.79%, 05/20/50	750	540,369
4.67%, 06/06/47	40	35,066
4.69%, 12/15/44	5	4,375
Bristol-Myers Squibb Co.
2.35%, 11/13/40(b)	806	565,454
2.55%, 11/13/50	1,223	720,537
3.25%, 08/01/42	425	321,774
3.55%, 03/15/42	1,220	970,719
3.70%, 03/15/52	1,897	1,385,029
3.90%, 03/15/62	1,226	879,574
4.13%, 06/15/39	1,910	1,709,268
4.25%, 10/26/49	3,549	2,881,641
4.35%, 11/15/47	1,046	872,145
4.50%, 03/01/44	334	291,957
4.55%, 02/20/48	1,108	950,235
4.63%, 05/15/44	654	580,709
5.00%, 08/15/45(b)	629	583,480
Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 02/22/44	$410	$406,820
5.55%, 02/22/54(b)	2,453	2,389,585
5.65%, 02/22/64(b)	325	319,570
5.88%, 11/15/36	326	344,869
6.25%, 11/15/53(b)	320	341,040
6.40%, 11/15/63(b)	285	312,837
Cardinal Health, Inc.
4.37%, 06/15/47	426	349,883
4.50%, 11/15/44	328	277,093
4.60%, 03/15/43	332	288,277
4.90%, 09/15/45(b)	437	388,495
5.75%, 11/15/54	585	576,934
Cencora, Inc.
4.25%, 03/01/45	474	392,435
4.30%, 12/15/47	394	324,776
5.65%, 02/13/56(b)	475	465,943
CVS Health Corp.
2.70%, 08/21/40	655	462,209
4.13%, 04/01/40	996	846,900
4.25%, 04/01/50	282	218,016
4.78%, 03/25/38	5,360	5,005,154
5.05%, 03/25/48	7,437	6,525,864
5.13%, 07/20/45	3,491	3,140,334
5.30%, 12/05/43	633	587,055
5.63%, 02/21/53	1,209	1,133,496
5.88%, 06/01/53(b)	1,088	1,052,351
6.00%, 06/01/44	901	905,359
6.00%, 06/01/63	861	836,121
6.05%, 06/01/54	965	959,935
6.13%, 09/15/39(b)	640	663,172
6.20%, 09/15/55(b)	1,135	1,152,272
6.25%, 09/15/65	595	599,356
Eli Lilly & Co.
2.25%, 05/15/50	1,264	719,684
2.50%, 09/15/60	865	468,730
3.70%, 03/01/45	258	203,688
3.95%, 05/15/47	255	205,581
3.95%, 03/15/49	799	635,303
4.15%, 03/15/59	554	432,769
4.88%, 02/27/53(b)	1,222	1,106,367
4.95%, 02/27/63(b)	992	883,087
5.00%, 02/09/54	1,277	1,177,995
5.05%, 08/14/54	1,225	1,132,690
5.10%, 02/09/64	1,443	1,314,199
5.20%, 08/14/64(b)	736	680,963
5.50%, 02/12/55	1,150	1,141,082
5.55%, 03/15/37	410	432,309
5.55%, 10/15/55(b)	955	954,519
5.60%, 05/20/56	1,070	1,073,221
5.60%, 02/12/65	875	861,049
5.65%, 10/15/65	985	980,976
5.70%, 05/20/66(b)	470	472,246
5.95%, 11/15/37(b)	415	451,280
GlaxoSmithKline Capital, Inc.
4.20%, 03/18/43	379	327,480
6.38%, 05/15/38	2,743	3,031,465
Johnson & Johnson
2.10%, 09/01/40	1,319	923,271
2.25%, 09/01/50(b)	1,223	708,289
2.45%, 09/01/60	1,171	636,805
3.40%, 01/15/38	1,365	1,187,522

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.50%, 01/15/48	$636	$483,508
3.63%, 03/03/37	2,138	1,915,087
3.70%, 03/01/46	1,934	1,548,699
3.75%, 03/03/47	711	567,864
4.50%, 09/01/40	881	834,758
4.50%, 12/05/43(b)	344	319,196
4.85%, 05/15/41	204	199,739
5.25%, 06/01/54(b)	665	664,267
5.85%, 07/15/38	797	866,556
5.95%, 08/15/37(b)	699	769,571
McKesson Corp., 4.88%, 03/15/44	201	181,675
Mead Johnson Nutrition Co., 4.60%, 06/01/44	426	371,543
Merck & Co., Inc.
2.35%, 06/24/40	1,030	734,246
2.45%, 06/24/50	944	552,245
2.75%, 12/10/51	1,949	1,192,755
2.90%, 12/10/61	1,452	839,361
3.60%, 09/15/42	511	409,634
3.70%, 02/10/45	1,853	1,452,857
3.90%, 03/07/39	881	778,191
4.00%, 03/07/49	1,472	1,166,619
4.15%, 05/18/43	1,119	951,024
4.90%, 05/17/44	665	615,951
5.00%, 05/17/53	1,685	1,527,894
5.15%, 05/17/63	1,098	998,269
5.50%, 03/15/46	710	701,411
5.55%, 12/04/55	1,095	1,076,237
5.70%, 09/15/55	1,020	1,021,867
5.70%, 12/04/65(b)	1,030	1,017,066
5.75%, 05/22/46	475	483,825
5.85%, 05/22/56	525	538,723
6.55%, 09/15/37	380	427,479
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	368	389,572
5.85%, 06/30/39	286	299,675
Mylan, Inc.
5.20%, 04/15/48	469	386,496
5.40%, 11/29/43(b)	335	295,715
Novartis Capital Corp.
2.75%, 08/14/50	1,238	784,399
3.70%, 09/21/42	412	337,707
4.00%, 11/20/45	1,120	927,493
4.40%, 05/06/44	1,907	1,676,175
4.70%, 09/18/54	570	502,860
5.20%, 11/05/45	315	303,629
5.30%, 11/05/55(b)	460	443,916
5.60%, 03/18/46	930	941,321
5.70%, 03/18/56	2,130	2,160,627
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,986	2,837,675
5.30%, 05/19/53	5,600	5,255,960
5.34%, 05/19/63	4,052	3,736,865
Pfizer, Inc.
2.55%, 05/28/40	1,199	873,768
2.70%, 05/28/50(b)	1,408	873,086
3.90%, 03/15/39	968	844,098
4.00%, 12/15/36(b)	1,462	1,346,445
4.00%, 03/15/49	1,131	895,198
4.10%, 09/15/38(b)	951	861,364
4.13%, 12/15/46	990	814,024
4.20%, 09/15/48	756	620,036
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 06/15/43	$519	$448,145
4.40%, 05/15/44(b)	857	747,371
5.60%, 09/15/40	690	710,697
5.60%, 11/15/55(b)	365	362,054
5.70%, 11/15/65	535	524,956
7.20%, 03/15/39	2,518	2,945,190
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,545	1,172,284
3.18%, 07/09/50(b)	1,768	1,172,550
3.38%, 07/09/60	1,022	653,858
5.65%, 07/05/44	640	634,837
5.65%, 07/05/54	510	496,644
5.80%, 07/05/64	690	675,350
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(b)	595	597,634
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	908	762,604
Viatris, Inc.
3.85%, 06/22/40	1,288	1,006,565
4.00%, 06/22/50	1,683	1,151,490
Wyeth LLC, 5.95%, 04/01/37	1,856	1,974,774
Zoetis, Inc.
3.00%, 05/15/50	434	280,245
3.95%, 09/12/47(b)	417	325,583
4.45%, 08/20/48	297	247,316
4.70%, 02/01/43	1,114	994,405
		172,760,369
Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	2,236	1,986,419
Cameron LNG LLC
3.40%, 01/15/38(a)	168	146,565
3.70%, 01/15/39(a)	775	657,068
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	197	167,128
Cheniere Energy Partners LP
5.35%, 11/30/36(a)	215	215,017
6.05%, 11/30/56(a)	110	111,151
Cheniere Energy, Inc., 6.00%, 07/30/56(a)	775	773,751
Colonial Pipeline Co.
4.20%, 04/15/43(a)	200	156,606
4.25%, 04/15/48(a)(b)	741	561,423
6.38%, 08/01/37(a)	215	218,535
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	385	382,537
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	405	384,474
5.96%, 02/15/55(a)	445	439,811
6.50%, 08/15/43(a)	416	443,390
6.54%, 11/15/53(a)(b)	1,147	1,220,951
6.71%, 08/15/63(a)(b)	556	606,052
DCP Midstream Operating LP
5.60%, 04/01/44	287	274,284
6.45%, 11/03/36(a)	190	202,335
6.75%, 09/15/37(a)	498	542,987
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	830	793,158
6.20%, 01/15/55	495	506,804
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/49(b)	318	233,877
4.60%, 12/15/44	337	289,434
4.80%, 11/01/43	302	266,014

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	$286	$261,275
4.39%, 11/30/46(a)	1,125	918,587
Enbridge Energy Partners LP
5.50%, 09/15/40	282	277,088
7.38%, 10/15/45	555	645,866
Series B, 7.50%, 04/15/38	435	506,182
Enbridge, Inc.
3.40%, 08/01/51	910	622,442
4.00%, 11/15/49	593	455,472
4.50%, 06/10/44(b)	418	355,475
5.50%, 12/01/46	770	740,221
5.95%, 04/05/54(b)	1,094	1,101,717
6.70%, 11/15/53	1,190	1,314,211
Energy Transfer LP
4.95%, 01/15/43	308	272,868
5.00%, 05/15/44	359	316,907
5.00%, 05/15/50	1,992	1,696,351
5.15%, 02/01/43	439	398,491
5.15%, 03/15/45	992	884,217
5.30%, 04/01/44	573	523,873
5.30%, 04/15/47	917	824,645
5.35%, 05/15/45	800	729,609
5.40%, 10/01/47	1,605	1,460,059
5.95%, 10/01/43	467	460,632
5.95%, 05/15/54	1,586	1,530,919
6.00%, 06/15/48	1,085	1,057,326
6.05%, 06/01/41	674	686,387
6.05%, 09/01/54(b)	1,572	1,532,483
6.10%, 02/15/42	285	284,763
6.13%, 12/15/45	986	979,526
6.20%, 04/01/55	1,400	1,395,335
6.25%, 04/15/49	1,817	1,820,799
6.30%, 01/15/56	365	368,573
6.50%, 02/01/42	969	1,027,512
6.63%, 10/15/36(b)	385	417,946
6.85%, 02/15/40	780	833,326
7.50%, 07/01/38(b)	494	574,193
Series 20Y, 5.80%, 06/15/38	400	408,331
Enterprise Products Operating LLC
3.20%, 02/15/52	858	569,683
3.30%, 02/15/53	992	665,683
3.70%, 01/31/51	1,002	737,338
3.95%, 01/31/60	1,178	865,629
4.20%, 01/31/50	1,243	1,004,233
4.25%, 02/15/48	1,256	1,031,976
4.45%, 02/15/43	1,003	878,365
4.80%, 02/01/49	1,296	1,145,263
4.85%, 08/15/42	720	664,011
4.85%, 03/15/44	1,291	1,182,120
4.90%, 05/15/46	1,148	1,039,471
4.95%, 10/15/54	365	323,854
5.10%, 02/15/45	1,034	969,449
5.55%, 02/16/55(b)	1,367	1,324,714
5.70%, 02/15/42	441	448,080
5.95%, 02/01/41	770	805,528
6.13%, 10/15/39	580	618,850
6.45%, 09/01/40	625	685,782
7.55%, 04/15/38	455	541,260
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	303	256,810
Security	Par (000)	Value
Pipelines (continued)
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(a)	$118	$108,680
Series B, 6.17%, 12/31/39	30	30,254
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(a)	859	710,669
3.25%, 09/30/40(a)	1,155	908,480
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(a)	600	620,144
6.51%, 02/23/42(a)	1,145	1,214,513
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)	162	155,375
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	488	429,036
5.00%, 08/15/42	625	570,044
5.00%, 03/01/43	692	629,692
5.40%, 09/01/44	390	370,086
5.50%, 03/01/44	739	710,326
5.63%, 09/01/41	367	362,564
6.38%, 03/01/41	599	633,870
6.50%, 02/01/37	436	473,597
6.50%, 09/01/39	541	584,774
6.55%, 09/15/40	372	400,433
6.95%, 01/15/38	1,160	1,303,255
7.50%, 11/15/40	380	443,530
Kinder Morgan, Inc.
3.25%, 08/01/50	627	417,559
3.60%, 02/15/51	1,074	758,520
5.05%, 02/15/46	623	564,401
5.20%, 03/01/48	748	685,023
5.45%, 08/01/52	658	619,233
5.55%, 06/01/45	1,653	1,598,532
5.95%, 08/01/54(b)	751	755,392
MPLX LP
4.50%, 04/15/38	2,135	1,939,481
4.70%, 04/15/48	1,524	1,267,446
4.90%, 04/15/58	695	569,959
4.95%, 03/14/52	1,663	1,413,471
5.20%, 03/01/47	1,020	918,871
5.20%, 12/01/47	556	500,004
5.50%, 02/15/49	1,481	1,365,446
5.65%, 03/01/53	352	328,560
5.95%, 04/01/55(b)	1,085	1,055,345
6.10%, 04/01/56	615	611,451
6.20%, 09/15/55	955	960,133
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	296	345,227
Northern Natural Gas Co.
3.40%, 10/16/51(a)	419	281,602
4.10%, 09/15/42(a)	188	151,661
4.30%, 01/15/49(a)	662	522,740
5.63%, 02/01/54(a)	552	527,500
ONEOK Partners LP
6.13%, 02/01/41	593	606,945
6.20%, 09/15/43	428	436,423
6.65%, 10/01/36	485	528,031
6.85%, 10/15/37	558	613,417
ONEOK, Inc.
3.95%, 03/01/50	964	698,593
4.20%, 12/01/42	266	209,852
4.20%, 03/15/45	219	169,636
4.20%, 10/03/47	653	503,872
4.25%, 09/15/46	676	528,903

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.45%, 09/01/49(b)	$581	$468,641
4.50%, 03/15/50	500	392,278
4.85%, 02/01/49	615	515,924
4.95%, 07/13/47(b)	434	373,410
5.05%, 04/01/45	380	333,534
5.15%, 10/15/43	319	288,175
5.20%, 07/15/48	718	637,960
5.45%, 06/01/47	517	473,963
5.60%, 04/01/44	300	282,392
5.70%, 11/01/54(b)	1,470	1,370,551
5.85%, 11/01/64	635	596,950
6.25%, 10/15/55(b)	1,170	1,173,101
6.40%, 05/01/37	190	197,714
6.63%, 09/01/53	1,748	1,831,498
7.15%, 01/15/51	507	559,094
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	239	197,520
4.70%, 06/15/44(b)	639	553,894
4.90%, 02/15/45	594	526,276
5.15%, 06/01/42	449	413,313
6.65%, 01/15/37	542	590,347
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	429	400,857
4.83%, 05/01/48(a)	514	443,928
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	172	178,979
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	690	667,149
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	590	507,770
Spectra Energy Partners LP
4.50%, 03/15/45	541	460,858
5.95%, 09/25/43(b)	370	371,588
Targa Resources Corp.
4.95%, 04/15/52	820	706,009
5.40%, 07/30/36	800	800,789
6.05%, 05/15/56(b)	320	317,701
6.13%, 05/15/55	1,045	1,047,306
6.25%, 07/01/52	525	535,167
6.50%, 02/15/53	907	956,464
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	320	374,726
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	473	371,104
TransCanada PipeLines Ltd.
4.88%, 05/15/48(b)	460	407,504
5.00%, 10/16/43	265	244,543
5.10%, 03/15/49(b)	1,008	945,241
6.10%, 06/01/40(b)	705	736,147
6.20%, 10/15/37	1,072	1,139,016
7.25%, 08/15/38	530	609,832
7.63%, 01/15/39	1,249	1,479,602
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	564	431,392
4.45%, 08/01/42	405	351,825
4.60%, 03/15/48	532	451,292
5.40%, 08/15/41	319	309,538
5.75%, 03/15/56	680	671,205
Western Midstream Operating LP
5.25%, 02/01/50	678	592,197
5.30%, 03/01/48	800	699,322
Security	Par (000)	Value
Pipelines (continued)
5.45%, 04/01/44	$441	$404,454
5.50%, 08/15/48	659	585,102
Williams Companies, Inc.(The)
3.50%, 10/15/51	651	451,536
4.85%, 03/01/48	851	740,679
4.90%, 01/15/45	374	332,228
5.10%, 09/15/45	951	873,756
5.30%, 08/15/52(b)	777	711,727
5.40%, 03/04/44(b)	455	430,934
5.75%, 06/24/44	598	592,277
5.80%, 11/15/43	387	383,748
5.80%, 11/15/54	825	806,534
5.95%, 03/15/56(b)	1,155	1,149,686
6.00%, 03/15/55	505	506,119
6.30%, 04/15/40	1,074	1,141,388
		126,229,782
Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	340	296,089
Brookfield Finance, Inc., 5.81%, 03/03/55(b)	475	462,400
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	299	284,320
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	669	642,498
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	1,018	916,445
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	558	388,636
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	871	587,374
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	651	412,620
		3,990,382
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	485	542,046
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/52(b)	635	437,558
4.00%, 02/01/50	442	328,542
4.85%, 04/15/49	387	329,035
5.15%, 04/15/53	563	495,724
5.63%, 05/15/54(b)	655	616,520
American Homes 4 Rent LP
3.38%, 07/15/51	250	166,908
4.30%, 04/15/52	425	331,298
American Tower Corp.
2.95%, 01/15/51	968	610,784
3.10%, 06/15/50	887	580,270
3.70%, 10/15/49	534	391,419
AvalonBay Communities, Inc.
3.90%, 10/15/46	311	244,249
4.15%, 07/01/47(b)	315	254,561
4.35%, 04/15/48	413	342,771
Camden Property Trust, 3.35%, 11/01/49(b)	369	256,523
Crown Castle, Inc.
2.90%, 04/01/41	1,248	913,628
3.25%, 01/15/51	772	509,442
4.00%, 11/15/49(b)	267	200,776
4.15%, 07/01/50	315	242,759
4.75%, 05/15/47	247	208,553

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.20%, 02/15/49	$501	$450,865
Equinix, Inc.
2.95%, 09/15/51(b)	348	219,571
3.00%, 07/15/50	408	261,466
3.40%, 02/15/52(b)	448	304,459
ERP Operating LP
4.00%, 08/01/47(b)	300	239,642
4.50%, 07/01/44	732	643,609
4.50%, 06/01/45(b)	212	182,808
Essex Portfolio LP
2.65%, 09/01/50	334	196,003
4.50%, 03/15/48	417	342,182
Federal Realty OP LP
3.63%, 08/01/46(b)	284	202,158
4.50%, 12/01/44	468	402,521
FIBRA Prologis, 5.63%, 01/14/38(a)	95	91,545
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	360	354,763
6.25%, 09/15/54(b)	300	297,799
Goodman U.S. Finance Eight LLC, 5.88%, 04/28/46(a)	720	709,272
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	198	180,886
Healthpeak OP LLC, 6.75%, 02/01/41	234	255,459
Kimco Realty OP LLC
3.70%, 10/01/49	377	277,713
4.13%, 12/01/46(b)	321	260,145
4.25%, 04/01/45(b)	355	298,216
4.45%, 09/01/47	398	333,983
Mid-America Apartments LP, 2.88%, 09/15/51	390	245,884
NNN REIT, Inc.
3.00%, 04/15/52	560	349,695
3.10%, 04/15/50	380	244,954
3.50%, 04/15/51	489	341,637
4.80%, 10/15/48(b)	291	253,723
Prologis LP
2.13%, 10/15/50	393	210,967
3.00%, 04/15/50(b)	662	436,998
3.05%, 03/01/50	503	334,232
4.38%, 09/15/48	396	328,332
5.25%, 06/15/53(b)	833	788,490
5.25%, 03/15/54	1,035	977,918
Public Storage Operating Co., 5.35%, 08/01/53	972	931,444
Realty Income Corp.
4.65%, 03/15/47	647	563,380
5.38%, 09/01/54(b)	590	569,498
Regency Centers LP
4.40%, 02/01/47(b)	479	401,374
4.65%, 03/15/49	313	269,840
Simon Property Group LP
3.25%, 09/13/49(b)	1,209	832,074
3.80%, 07/15/50(b)	839	629,591
4.25%, 10/01/44	327	272,599
4.25%, 11/30/46(b)	510	419,912
4.75%, 03/15/42	503	457,599
5.85%, 03/08/53(b)	505	512,005
6.65%, 01/15/54	750	840,493
6.75%, 02/01/40	500	564,421
Trust 2401
6.39%, 01/15/50(a)	140	128,296
6.95%, 01/30/44(a)	75	74,363
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	$795	$727,722
6.95%, 01/30/44(a)	720	710,186
Ventas Realty LP
4.38%, 02/01/45(b)	272	228,336
4.88%, 04/15/49	407	354,672
5.70%, 09/30/43	243	240,465
VICI Properties LP
5.63%, 05/15/52	732	672,767
6.13%, 04/01/54(b)	422	414,260
WEA Finance LLC, 4.63%, 09/20/48(a)	533	430,021
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	422	355,463
Welltower OP LLC
4.95%, 09/01/48	602	554,250
5.13%, 03/15/43	175	164,231
6.50%, 03/15/41	295	327,019
Weyerhaeuser Co., 4.00%, 03/09/52(b)	306	229,910
		31,355,406
Retail — 2.4%
7-Eleven, Inc.
2.50%, 02/10/41(a)(b)	241	163,399
2.80%, 02/10/51(a)(b)	1,615	950,220
Alimentation Couche-Tard, Inc.
3.44%, 05/13/41(a)(b)	576	455,077
3.63%, 05/13/51(a)(b)	255	180,159
3.80%, 01/25/50(a)	843	622,343
4.50%, 07/26/47(a)	509	421,562
5.62%, 02/12/54(a)(b)	500	482,212
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	210	151,582
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,365	1,033,412
Darden Restaurants, Inc., 4.55%, 02/15/48(b)	334	274,121
Dick's Sporting Goods, Inc., 4.10%, 01/15/52	668	482,718
Dollar General Corp.
4.13%, 04/03/50	471	363,156
5.50%, 11/01/52(b)	225	212,431
Dollar Tree, Inc., 3.38%, 12/01/51	257	170,648
El Puerto de Liverpool SAB de CV
5.75%, 02/10/38(a)	110	104,940
6.66%, 01/22/37(a)	230	236,246
Home Depot, Inc.(The)
2.38%, 03/15/51	1,189	671,833
2.75%, 09/15/51	811	494,367
3.13%, 12/15/49	1,138	761,550
3.30%, 04/15/40	1,246	1,001,214
3.35%, 04/15/50	1,466	1,020,453
3.50%, 09/15/56	720	495,890
3.63%, 04/15/52	1,400	1,007,899
3.90%, 06/15/47	1,177	918,619
4.20%, 04/01/43	763	650,657
4.25%, 04/01/46	1,636	1,365,701
4.40%, 03/15/45	1,237	1,057,552
4.50%, 12/06/48	1,501	1,273,076
4.88%, 02/15/44	975	893,590
4.95%, 09/15/52(b)	892	801,498
5.30%, 06/25/54	1,585	1,494,942
5.40%, 09/15/40(b)	399	403,390
5.40%, 06/25/64(b)	325	307,956
5.88%, 12/16/36	2,714	2,886,190

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.95%, 04/01/41(b)	$807	$856,311
Lowe's Companies, Inc.
2.80%, 09/15/41	817	582,203
3.00%, 10/15/50	1,677	1,056,665
3.50%, 04/01/51	514	356,607
3.70%, 04/15/46	1,234	924,371
4.05%, 05/03/47	1,490	1,164,870
4.25%, 04/01/52	1,334	1,043,158
4.38%, 09/15/45(b)	288	239,306
4.45%, 04/01/62	1,255	973,463
4.55%, 04/05/49	527	437,352
4.65%, 04/15/42	359	321,193
5.00%, 04/15/40	165	156,954
5.00%, 09/15/43	705	640,513
5.13%, 04/15/50	414	370,851
5.63%, 04/15/53(b)	1,425	1,369,838
5.75%, 07/01/53(b)	419	409,234
5.80%, 10/15/36	120	126,192
5.80%, 09/15/62	829	806,089
5.85%, 04/01/63	469	458,079
Marks & Spencer PLC, 7.13%, 12/01/37(a)	5	5,431
McDonald's Corp.
3.63%, 05/01/43	401	313,726
3.63%, 09/01/49	1,848	1,343,911
3.70%, 02/15/42	438	353,451
4.20%, 04/01/50	842	672,079
4.45%, 03/01/47	1,120	945,014
4.45%, 09/01/48	861	722,392
4.60%, 05/26/45	796	694,117
4.88%, 07/15/40(b)	219	207,169
4.88%, 12/09/45	1,511	1,364,186
5.15%, 09/09/52(b)	681	623,731
5.45%, 08/14/53(b)	638	609,489
5.70%, 02/01/39	245	254,608
6.30%, 10/15/37	782	850,725
6.30%, 03/01/38	672	732,266
Starbucks Corp.
3.35%, 03/12/50	500	342,029
3.50%, 11/15/50(b)	1,319	923,039
3.75%, 12/01/47(b)	514	383,141
4.30%, 06/15/45	351	289,468
4.45%, 08/15/49(b)	898	739,989
4.50%, 11/15/48(b)	267	222,786
Target Corp.
2.95%, 01/15/52(b)	1,165	741,406
3.63%, 04/15/46	542	409,710
3.90%, 11/15/47	625	486,657
4.00%, 07/01/42	1,134	950,847
4.80%, 01/15/53(b)	880	776,542
6.50%, 10/15/37	164	182,137
7.00%, 01/15/38	425	492,408
Tiffany & Co., 4.90%, 10/01/44	236	217,404
TJX Companies, Inc. (The), 4.50%, 04/15/50(b)	465	397,356
Walmart, Inc.
2.50%, 09/22/41	1,250	900,425
2.65%, 09/22/51	1,204	748,260
2.95%, 09/24/49	651	439,004
3.63%, 12/15/47	267	208,054
3.95%, 06/28/38(b)	394	363,903
4.00%, 04/11/43	287	245,078
4.05%, 06/29/48(b)	1,705	1,402,477
Security	Par (000)	Value
Retail (continued)
4.30%, 04/22/44	$225	$201,407
4.50%, 09/09/52	939	815,218
4.50%, 04/15/53(b)	1,466	1,280,258
4.88%, 07/08/40	225	221,772
5.00%, 10/25/40(b)	275	275,889
5.63%, 04/01/40	502	530,655
5.63%, 04/15/41	515	545,137
6.20%, 04/15/38(b)	755	842,782
6.50%, 08/15/37	925	1,058,995
		63,430,380
Semiconductors — 2.1%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	206	172,365
Analog Devices, Inc.
2.80%, 10/01/41	758	552,365
2.95%, 10/01/51(b)	995	642,077
5.30%, 12/15/45	235	228,304
5.30%, 04/01/54	395	378,850
Applied Materials, Inc.
2.75%, 06/01/50(b)	709	452,335
4.35%, 04/01/47	920	786,338
5.85%, 06/15/41	465	489,953
Broadcom, Inc.
3.19%, 11/15/36(a)	2,429	2,031,974
3.50%, 02/15/41	2,780	2,223,231
3.75%, 02/15/51	1,636	1,223,106
4.90%, 02/15/38	1,545	1,490,720
4.93%, 05/15/37(a)	2,492	2,421,406
5.70%, 01/15/56	895	893,043
Foundry JV Holdco LLC
6.20%, 01/25/37(a)	1,360	1,434,742
6.30%, 01/25/39(a)(b)	935	987,546
6.40%, 01/25/38(a)	1,136	1,211,733
Intel Corp.
2.80%, 08/12/41(b)	625	438,665
3.05%, 08/12/51	951	596,500
3.10%, 02/15/60	708	409,542
3.20%, 08/12/61	550	322,811
3.25%, 11/15/49(b)	1,622	1,065,919
3.73%, 12/08/47	1,886	1,367,411
4.10%, 05/19/46	1,264	986,136
4.10%, 05/11/47	941	726,185
4.25%, 12/15/42	710	590,072
4.60%, 03/25/40	609	549,826
4.75%, 03/25/50	2,218	1,845,838
4.80%, 10/01/41	761	682,105
4.90%, 07/29/45(b)	641	561,022
4.90%, 08/05/52	1,308	1,108,072
4.95%, 03/25/60	733	612,349
5.05%, 08/05/62	869	729,688
5.60%, 02/21/54(b)	1,132	1,067,193
5.63%, 02/10/43(b)	895	870,854
5.70%, 02/10/53	1,946	1,849,274
5.90%, 02/10/63	1,231	1,187,488
6.13%, 05/15/56	1,625	1,636,940
6.20%, 05/15/66	1,235	1,241,549
KLA Corp.
3.30%, 03/01/50	684	474,033
4.95%, 07/15/52(b)	1,112	1,009,821
5.00%, 03/15/49	495	455,109
5.25%, 07/15/62	758	702,002

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Lam Research Corp.
2.88%, 06/15/50	$543	$348,671
3.13%, 06/15/60	375	232,260
4.88%, 03/15/49	658	598,338
Micron Technology, Inc.
3.37%, 11/01/41	291	227,466
3.48%, 11/01/51(b)	221	158,096
NVIDIA Corp.
3.50%, 04/01/40	1,019	852,556
3.50%, 04/01/50(b)	1,736	1,296,716
3.70%, 04/01/60(b)	408	300,348
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13%, 02/15/42	470	342,824
3.25%, 05/11/41	801	609,673
3.25%, 11/30/51(b)	141	93,808
QUALCOMM, Inc.
3.25%, 05/20/50	619	422,975
4.30%, 05/20/47	1,488	1,233,851
4.50%, 05/20/52(b)	875	732,473
4.80%, 05/20/45(b)	1,283	1,157,471
6.00%, 05/20/53(b)	963	998,446
Texas Instruments, Inc.
2.70%, 09/15/51	281	172,645
3.88%, 03/15/39	829	729,626
4.10%, 08/16/52	406	323,983
4.15%, 05/15/48	1,357	1,126,279
5.00%, 03/14/53	533	489,517
5.05%, 05/18/63	1,387	1,249,378
5.15%, 02/08/54(b)	595	561,795
TSMC Arizona Corp.
3.13%, 10/25/41	495	404,499
3.25%, 10/25/51	141	106,498
4.50%, 04/22/52(b)	460	429,804
		55,906,488
Software — 3.1%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	673	491,004
4.50%, 08/15/46	312	253,064
5.63%, 07/15/52(b)	190	181,100
Series 30Y, 4.75%, 05/15/48	250	208,196
Fiserv, Inc., 4.40%, 07/01/49	1,773	1,360,222
Intuit, Inc., 5.50%, 09/15/53(b)	1,038	939,053
Microsoft Corp.
2.50%, 09/15/50	1,456	868,402
2.53%, 06/01/50(b)	5,861	3,530,933
2.68%, 06/01/60	3,531	1,980,911
2.92%, 03/17/52	5,704	3,680,177
3.04%, 03/17/62	1,629	999,969
3.45%, 08/08/36(b)	1,555	1,396,830
3.50%, 11/15/42	326	264,048
3.70%, 08/08/46	1,489	1,179,478
3.75%, 02/12/45	457	370,715
3.95%, 08/08/56	441	338,368
4.00%, 02/12/55(b)	391	305,075
4.10%, 02/06/37	836	794,101
4.25%, 02/06/47(b)	971	830,567
4.45%, 11/03/45(b)	985	880,091
4.50%, 10/01/40(b)	433	414,146
4.50%, 06/15/47	350	307,907
4.50%, 02/06/57(b)	575	492,418
4.75%, 11/03/55(b)	206	185,845
Security	Par (000)	Value
Software (continued)
5.20%, 06/01/39(b)	$486	$503,241
5.30%, 02/08/41(b)	831	854,519
Oracle Corp.
3.60%, 04/01/40	3,313	2,456,603
3.60%, 04/01/50	4,152	2,595,210
3.65%, 03/25/41	2,382	1,744,301
3.80%, 11/15/37	1,886	1,529,563
3.85%, 07/15/36	667	559,999
3.85%, 04/01/60	3,343	2,018,698
3.95%, 03/25/51	3,105	2,039,645
4.00%, 07/15/46	2,864	1,992,143
4.00%, 11/15/47(b)	2,047	1,404,645
4.10%, 03/25/61	1,376	875,552
4.13%, 05/15/45	2,382	1,694,510
4.38%, 05/15/55(b)	1,305	894,647
4.50%, 07/08/44	857	654,397
5.38%, 07/15/40	2,285	2,056,003
5.38%, 09/27/54	2,101	1,684,502
5.50%, 09/27/64	1,189	940,864
5.55%, 02/06/53	2,142	1,772,107
5.88%, 09/26/45	1,825	1,632,162
5.95%, 09/26/55	2,420	2,116,162
6.00%, 08/03/55	1,695	1,486,227
6.10%, 09/26/65	1,870	1,614,187
6.13%, 07/08/39(b)	1,291	1,270,754
6.13%, 08/03/65	805	697,401
6.50%, 04/15/38(b)	1,376	1,409,594
6.55%, 02/04/46(b)	2,635	2,540,646
6.70%, 02/04/56	4,390	4,228,059
6.85%, 02/04/66	2,795	2,677,309
6.90%, 11/09/52	2,372	2,333,863
Salesforce, Inc.
2.70%, 07/15/41	1,212	835,439
2.90%, 07/15/51	1,785	1,056,360
3.05%, 07/15/61(b)	883	505,097
6.40%, 03/15/46	1,340	1,367,099
6.55%, 03/15/56	3,325	3,389,890
6.70%, 03/15/66	1,440	1,492,662
ServiceNow, Inc., Series ., 6.30%, 05/15/56	120	123,913
Synopsys, Inc., 5.70%, 04/01/55	1,895	1,847,485
		83,148,078
Sovereign Debt Securities — 0.0%
Amazon Conservation DAC, 6.03%, 01/16/42(a)	95	95,836
Telecommunications — 5.6%
America Movil SAB de CV
4.38%, 07/16/42	587	509,672
4.38%, 04/22/49(b)	1,043	869,366
6.13%, 11/15/37	194	203,997
6.13%, 03/30/40	1,889	1,976,913
AT&T, Inc.
3.10%, 02/01/43	771	557,647
3.30%, 02/01/52	769	492,308
3.50%, 06/01/41	2,433	1,892,129
3.50%, 09/15/53(b)	6,853	4,531,819
3.50%, 02/01/61	429	267,805
3.55%, 09/15/55	6,886	4,502,107
3.65%, 06/01/51(b)	2,643	1,827,890
3.65%, 09/15/59	5,825	3,802,017
3.80%, 12/01/57	5,193	3,528,599
3.85%, 06/01/60	1,152	780,849

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 12/15/42(b)	$1,311	$1,092,773
4.35%, 06/15/45	991	805,642
4.50%, 03/09/48	1,836	1,483,941
4.55%, 03/09/49	1,018	822,786
4.65%, 06/01/44	492	419,198
4.75%, 05/15/46	2,480	2,107,640
4.80%, 06/15/44	438	379,686
4.85%, 03/01/39	1,315	1,228,758
4.85%, 07/15/45	287	250,410
4.90%, 08/15/37	1,256	1,208,801
5.15%, 03/15/42(b)	311	286,629
5.15%, 11/15/46	884	795,154
5.15%, 02/15/50(b)	717	631,802
5.25%, 10/30/36	1,125	1,113,735
5.25%, 03/01/37	1,514	1,502,432
5.35%, 09/01/40(b)	898	873,973
5.45%, 03/01/47	974	904,312
5.55%, 08/15/41	497	486,226
5.55%, 11/01/45	1,135	1,078,898
5.65%, 02/15/47	1,055	1,016,789
5.70%, 11/01/54	1,300	1,226,235
5.70%, 03/01/57	225	213,866
5.85%, 04/30/46	1,285	1,254,832
6.00%, 08/15/40	600	612,997
6.00%, 04/30/56	1,015	995,142
6.05%, 08/15/56	1,150	1,136,443
6.20%, 10/30/56	455	457,978
6.25%, 03/29/41(b)	530	551,506
6.30%, 01/15/38(b)	471	502,906
6.30%, 10/30/66	875	878,669
6.38%, 03/01/41(b)	651	688,428
6.55%, 02/15/39(b)	258	281,479
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	544	385,810
4.30%, 07/29/49	329	260,912
4.46%, 04/01/48	966	806,474
5.55%, 02/15/54(b)	747	708,370
Series US-4, 3.65%, 03/17/51(b)	261	184,157
Series US-6, 3.20%, 02/15/52(b)	195	127,420
British Telecommunications PLC, 4.25%, 11/08/49(a)	290	229,798
Cisco Systems, Inc.
5.30%, 02/26/54	1,789	1,702,853
5.35%, 02/26/64	879	826,057
5.50%, 01/15/40	2,035	2,083,261
5.50%, 02/24/55	555	544,263
5.90%, 02/15/39(b)	1,637	1,744,012
Corning, Inc.
3.90%, 11/15/49	420	320,235
4.38%, 11/15/57	673	540,687
4.70%, 03/15/37	215	206,954
4.75%, 03/15/42	391	357,074
5.35%, 11/15/48	379	361,483
5.45%, 11/15/79	1,004	928,175
5.75%, 08/15/40(b)	491	502,729
5.85%, 11/15/68	291	285,473
7.25%, 08/15/36(b)	195	196,018
Deutsche Telekom AG, 3.63%, 01/21/50(a)	1,040	753,275
Deutsche Telekom International Finance BV
4.75%, 06/21/38(a)	636	604,744
4.88%, 03/06/42(a)	432	393,853
Security	Par (000)	Value
Telecommunications (continued)
Juniper Networks, Inc., 5.95%, 03/15/41(b)	$219	$219,514
Motorola Solutions, Inc., 5.50%, 09/01/44	234	226,701
Nokia OYJ, 6.63%, 05/15/39	355	376,853
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	558	501,039
Orange SA
5.38%, 01/13/42	763	741,732
5.50%, 02/06/44	624	611,240
5.75%, 01/13/56(a)	375	376,843
Rogers Communications, Inc.
3.70%, 11/15/49	383	277,714
4.30%, 02/15/48	368	290,317
4.35%, 05/01/49	580	459,165
4.50%, 03/15/42	535	456,299
4.50%, 03/15/43(b)	361	301,777
4.55%, 03/15/52	1,711	1,362,089
5.00%, 03/15/44	563	502,023
5.45%, 10/01/43	666	624,157
7.50%, 08/15/38	633	721,586
Telefonica Emisiones SA
4.67%, 03/06/38	586	535,395
4.90%, 03/06/48	1,387	1,177,003
5.21%, 03/08/47	2,132	1,895,869
5.52%, 03/01/49(b)	995	915,663
7.05%, 06/20/36(b)	1,583	1,753,406
TELUS Corp.
4.30%, 06/15/49	10	7,958
4.60%, 11/16/48	110	92,318
T-Mobile USA, Inc.
3.00%, 02/15/41	1,929	1,433,373
3.30%, 02/15/51	3,102	2,053,531
3.40%, 10/15/52	3,039	2,022,768
3.60%, 11/15/60	562	371,522
4.38%, 04/15/40	1,935	1,717,736
4.50%, 04/15/50	2,456	2,003,032
5.25%, 06/15/55	1,120	1,007,475
5.50%, 01/15/55(b)	737	689,175
5.65%, 01/15/53	1,945	1,853,151
5.70%, 01/15/56	1,135	1,089,825
5.75%, 01/15/54	1,481	1,434,397
5.80%, 09/15/62	561	546,345
5.85%, 02/15/56	1,100	1,078,329
5.88%, 11/15/55	1,460	1,436,495
6.00%, 06/15/54	1,220	1,221,610
Verizon Communications, Inc.
2.65%, 11/20/40	3,660	2,613,072
2.85%, 09/03/41	1,168	836,273
2.88%, 11/20/50	2,359	1,458,300
2.99%, 10/30/56	2,532	1,504,805
3.00%, 11/20/60(b)	609	355,019
3.40%, 03/22/41	3,137	2,437,262
3.55%, 03/22/51	3,698	2,602,899
3.70%, 03/22/61(b)	1,980	1,343,513
3.85%, 11/01/42	502	406,032
3.88%, 03/01/52(b)	700	519,616
4.00%, 03/22/50	1,344	1,033,504
4.13%, 08/15/46	1,224	986,423
4.52%, 09/15/48	1,427	1,189,016
4.67%, 03/15/55	499	411,086
4.75%, 11/01/41	361	326,201
4.81%, 03/15/39	2,155	2,023,496

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.86%, 08/21/46	$2,432	$2,142,674
5.01%, 04/15/49	922	815,291
5.01%, 08/21/54	551	482,374
5.25%, 03/16/37	2,673	2,657,102
5.40%, 07/02/37	1,470	1,476,944
5.50%, 03/16/47(b)	908	870,825
5.50%, 02/23/54(b)	748	715,728
5.75%, 11/30/45	1,760	1,735,287
5.88%, 11/30/55	2,145	2,110,894
6.00%, 11/30/65(b)	1,397	1,375,569
6.55%, 09/15/43	661	717,055
Vodafone Group PLC
4.25%, 09/17/50	829	644,613
4.38%, 02/19/43	930	788,738
4.88%, 06/19/49	1,201	1,032,583
5.00%, 05/30/38(b)	953	933,335
5.13%, 06/19/59(b)	215	189,728
5.25%, 05/30/48	1,441	1,308,114
5.63%, 02/10/53(b)	168	158,817
5.75%, 06/28/54	1,779	1,703,023
5.75%, 02/10/63	311	291,843
5.88%, 06/28/64	685	659,325
6.15%, 02/27/37	1,304	1,401,819
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(a)	210	162,822
		146,893,716
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
5.10%, 05/15/44(b)	226	203,631
6.35%, 03/15/40	532	556,894
Mattel, Inc.
5.45%, 11/01/41	230	211,382
6.20%, 10/01/40	265	264,204
		1,236,111
Transportation — 3.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	671	418,053
3.05%, 02/15/51	752	490,423
3.30%, 09/15/51	932	635,767
3.55%, 02/15/50	846	613,971
3.90%, 08/01/46	746	588,969
4.05%, 06/15/48	654	521,256
4.13%, 06/15/47	705	575,493
4.15%, 04/01/45	935	777,482
4.15%, 12/15/48	765	619,702
4.38%, 09/01/42	660	581,091
4.40%, 03/15/42	598	531,145
4.45%, 03/15/43(b)	723	639,381
4.45%, 01/15/53	1,078	895,034
4.55%, 09/01/44(b)	790	696,243
4.70%, 09/01/45	581	518,992
4.90%, 04/01/44	712	661,497
4.95%, 09/15/41	378	362,045
5.05%, 03/01/41	663	647,789
5.15%, 09/01/43	496	475,596
5.20%, 04/15/54	1,621	1,507,353
5.40%, 06/01/41	490	493,833
5.50%, 03/15/55	1,280	1,244,631
5.55%, 03/15/56	1,005	981,341
5.75%, 05/01/40	812	849,241
Security	Par (000)	Value
Transportation (continued)
5.80%, 03/15/56	$1,085	$1,097,668
6.15%, 05/01/37	658	720,806
6.20%, 08/15/36	210	229,650
Canadian National Railway Co.
2.45%, 05/01/50	758	446,582
3.20%, 08/02/46	672	478,953
3.50%, 11/15/42	158	123,040
3.65%, 02/03/48	734	554,215
4.40%, 08/05/52(b)	629	527,612
4.45%, 01/20/49	611	519,447
4.50%, 11/07/43(b)	198	172,260
6.13%, 11/01/53	195	206,462
6.20%, 06/01/36	330	358,916
6.38%, 11/15/37	504	558,376
6.71%, 07/15/36	415	464,214
Canadian Pacific Railway Co.
3.00%, 12/02/41	863	638,741
3.10%, 12/02/51	1,345	878,615
3.50%, 05/01/50	880	626,912
4.20%, 11/15/69	516	384,733
4.30%, 05/15/43	316	273,336
4.70%, 05/01/48	483	422,384
4.80%, 08/01/45	501	451,771
4.95%, 08/15/45	382	351,300
5.50%, 03/15/56	820	791,269
5.75%, 01/15/42(b)	183	184,863
5.95%, 05/15/37	818	868,374
6.13%, 09/15/2115	829	858,321
Central Japan Railway Co., 4.25%, 11/24/45(a)	200	165,601
CSX Corp.
2.50%, 05/15/51	500	293,203
3.35%, 09/15/49	560	393,090
3.80%, 11/01/46	632	491,005
3.80%, 04/15/50	554	419,874
3.95%, 05/01/50	662	512,849
4.10%, 03/15/44	601	500,105
4.25%, 11/01/66	802	610,685
4.30%, 03/01/48	885	731,391
4.40%, 03/01/43	272	238,766
4.50%, 03/15/49	409	344,107
4.50%, 11/15/52(b)	782	659,160
4.50%, 08/01/54	456	381,619
4.65%, 03/01/68	435	356,668
4.75%, 05/30/42	476	437,993
4.75%, 11/15/48	677	600,073
4.90%, 03/15/55(b)	485	432,748
5.50%, 04/15/41	622	627,635
6.00%, 10/01/36(b)	498	533,629
6.15%, 05/01/37	776	840,284
6.22%, 04/30/40	639	692,904
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(a)	395	245,980
3.83%, 09/14/61(a)	716	481,935
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	675	461,295
4.70%, 05/07/50(a)	1,028	873,636
5.00%, 01/25/47(a)	360	325,889
ENA Master Trust, 4.00%, 05/19/48(a)	287	226,093
FedEx Corp.
3.25%, 05/15/41	721	547,678
3.88%, 08/01/42	465	359,329

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.05%, 02/15/48	$927	$707,362
4.10%, 04/15/43	457	370,530
4.10%, 02/01/45	423	331,527
4.40%, 01/15/47	130	106,382
4.50%, 02/01/65	169	115,018
4.55%, 04/01/46	1,129	931,012
4.75%, 11/15/45	644	558,611
4.95%, 10/17/48(b)	587	500,057
4.95%, 10/17/48	165	145,552
5.10%, 01/15/44	662	601,755
5.25%, 05/15/50(b)	1,028	950,137
Norfolk Southern Corp.
2.90%, 08/25/51	540	336,362
3.05%, 05/15/50	1,003	653,646
3.16%, 05/15/55	467	299,176
3.40%, 11/01/49	427	297,843
3.70%, 03/15/53	353	253,846
3.94%, 11/01/47	806	627,733
3.95%, 10/01/42	376	309,933
4.05%, 08/15/52	738	569,062
4.10%, 05/15/49	399	312,962
4.10%, 05/15/2121	580	401,269
4.15%, 02/28/48	680	549,074
4.45%, 06/15/45	404	347,850
4.55%, 06/01/53	685	573,019
4.65%, 01/15/46	621	544,561
4.80%, 08/15/43	205	183,143
4.84%, 10/01/41	502	467,753
5.10%, 08/01/2118	420	360,971
5.35%, 08/01/54(b)	1,200	1,128,736
5.95%, 03/15/64	420	426,414
Polar Tankers, Inc., 5.95%, 05/10/37(a)	156	163,459
TTX Co.
3.90%, 02/01/45(a)	250	200,104
4.20%, 07/01/46(a)	505	417,882
4.60%, 02/01/49(a)	466	402,803
4.65%, 06/15/44(a)	75	65,634
5.65%, 12/01/52(a)	330	328,287
Union Pacific Corp.
2.95%, 03/10/52	842	534,967
2.97%, 09/16/62	893	523,986
3.20%, 05/20/41	778	605,990
3.25%, 02/05/50	1,675	1,153,347
3.35%, 08/15/46	525	377,690
3.38%, 02/14/42	385	301,258
3.50%, 02/14/53	1,240	875,081
3.55%, 08/15/39	607	511,915
3.55%, 05/20/61	508	343,391
3.60%, 09/15/37	898	790,194
3.75%, 02/05/70(b)	760	515,333
3.80%, 10/01/51	960	719,642
3.80%, 04/06/71	796	549,227
3.84%, 03/20/60	2,275	1,642,611
3.85%, 02/14/72(b)	370	256,691
3.88%, 02/01/55	441	329,258
3.95%, 08/15/59	867	638,336
4.00%, 04/15/47	530	421,107
4.05%, 11/15/45	352	284,474
4.05%, 03/01/46	373	301,671
4.10%, 09/15/67	763	563,064
4.30%, 03/01/49	568	468,006
Security	Par (000)	Value
Transportation (continued)
4.50%, 09/10/48	$397	$335,304
4.95%, 09/09/52	503	458,037
4.95%, 05/15/53	437	393,787
5.15%, 01/20/63(b)	383	350,704
5.60%, 12/01/54(b)	920	911,318
United Parcel Service, Inc.
3.40%, 11/15/46	520	374,986
3.40%, 09/01/49(b)	719	507,489
3.63%, 10/01/42	193	153,089
3.75%, 11/15/47	1,199	908,549
4.25%, 03/15/49	788	637,705
4.88%, 11/15/40	657	625,320
5.05%, 03/03/53(b)	964	868,572
5.20%, 04/01/40(b)	573	567,855
5.30%, 04/01/50(b)	1,257	1,191,650
5.50%, 05/22/54	930	897,042
5.60%, 05/22/64(b)	410	392,225
5.95%, 05/14/55(b)	1,260	1,290,932
6.05%, 05/14/65	925	944,242
6.20%, 01/15/38	1,554	1,690,284
		85,046,166
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	874	555,629
4.50%, 03/30/45	230	189,791
5.20%, 03/15/44(b)	614	567,903
6.05%, 06/05/54(b)	1,175	1,187,920
		2,501,243
Water — 0.3%
American Water Capital Corp.
3.25%, 06/01/51	395	264,927
3.45%, 05/01/50	525	369,174
3.75%, 09/01/47	530	403,190
4.00%, 12/01/46	205	161,666
4.15%, 06/01/49	520	412,348
4.20%, 09/01/48	595	478,856
4.30%, 12/01/42	566	490,054
4.30%, 09/01/45	331	276,173
5.45%, 03/01/54	775	740,784
5.70%, 09/01/55	1,050	1,037,447
6.59%, 10/15/37	952	1,070,219
Essential Utilities, Inc.
3.35%, 04/15/50	441	298,191
4.28%, 05/01/49	380	303,599
5.30%, 05/01/52	695	637,383
		6,944,011
Total Long-Term Investments — 97.9% (Cost: $2,958,856,602)		2,587,677,232
	Shares
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(g)(h)(i)	303,323,151	303,414,148

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(g)(h)	19,240,000	$19,240,000
Total Short-Term Securities — 12.2% (Cost: $322,591,312)		322,654,148
Total Investments — 110.1% (Cost: $3,281,447,914)		2,910,331,380
Liabilities in Excess of Other Assets — (10.1)%		(267,874,104)
Net Assets — 100.0%		$2,642,457,276

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Rounds to less than 1,000.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$318,707,144	$—	$(15,231,567)(a)	$(25,240)	$(36,189)	$303,414,148	303,323,151	$205,723 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,860,000	9,380,000 (a)	—	—	—	19,240,000	19,240,000	124,100	—
				$(25,240)	$(36,189)	$322,654,148		$329,823	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,587,677,232	$—	$2,587,677,232
Short-Term Securities
Money Market Funds	322,654,148	—	—	322,654,148
	$322,654,148	$2,587,677,232	$—	$2,910,331,380

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate